As filed with the Securities and Exchange Commission on November 12, 2003
                                       REGISTRATION NOS. 333-36796,811-09941


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
                            REGISTRATION STATEMENT
                   UNDER THE SECURITIES ACT OF 1933     [X]
                        Post-Effective Amendment No. 5
                                      and
                            REGISTRATION STATEMENT
               UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                Amendment No. 6


                               AMBASSADOR FUNDS
              (Exact Name of Registrant as Specified in Charter)

                        211 West Fort Street, Suite 720
                            Detroit, Michigan 48226
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)
                                (313) 961-3111
             (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                         Brian T. Jeffries, President
                     Ambassador Capital Management, L.L.C.
                        211 West Fort Street, Suite 720
                            Detroit, Michigan 48226
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copy to:
                           Paul R. Rentenbach, Esq.
                              Dykema Gossett PLLC
                            400 Renaissance Center
                            Detroit, Michigan 48243
                               FAX: 313-568-6915

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration STATEMENT.
It is proposed that this filing will become effective (check appropriate box):
[   ]  60 days after filing pursuant to Rule 485(a)(1), or
[   ]  On ________, 200_, pursuant to Rule 485(a)(1), or
[   ]  75 days after filing pursuant to Rule 485(a)(2), or
[   ]  On ________, 200_, pursuant to Rule 485(a)(2).
[X]    Immediately upon filing pursuant to Rule 485(b), or
[   ]  On ________, 200_, pursuant to Rule 485(b)
If appropriate, check this box:
[   ]  This post-effective amendment designates a new effective date for a previously-filed post-effective
       AMENDMENT

                                                                     PROSPECTUS
                                                              November 12, 2003






                                                        [Logo] AMBASSADOR FUNDS



                                                   AMBASSADOR MONEY MARKET FUND
                                                           INSTITUTIONAL SHARES
                                                                INVESTOR SHARES






As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed upon the adequacy or accuracy of the information contained in this Prospectus. It is a criminal offense to state otherwise.

Ambassador Funds are a series of mutual funds advised by professional portfolio managers at Ambassador Capital Management, L.L.C., Detroit, Michigan.

                               TABLE OF CONTENTS


FUND SUMMARY..........................................................3
       INVESTMENT OBJECTIVE...........................................3
       PRINCIPAL INVESTMENT STRATEGIES................................3
       PRINCIPAL RISKS................................................3
RISK/RETURN INFORMATION...............................................4
FEES AND EXPENSES.....................................................5
       SHAREHOLDER FEES, INSTITUTIONAL SHARES AND INVESTOR SHARES.....5
       ANNUAL FUND OPERATING EXPENSES.................................5
       EXPENSE EXAMPLES...............................................5
FINANCIAL HIGHLIGHTS FOR INSTITUTIONAL SHARES.........................6
MORE ABOUT THE FUND...................................................6
       PRINCIPAL INVESTMENT STRATEGIES AND RISKS......................7
       OTHER INVESTMENT STRATEGIES AND RISKS..........................7
ORGANIZATION OF THE FUND..............................................8
INVESTING IN THE FUND.................................................8
       WHAT SHARES COST...............................................8
       ABOUT PURCHASES................................................9
HOW TO BUY SHARES.....................................................9
REDEEMING FUND SHARES................................................10
       ABOUT REDEMPTIONS.............................................10
       REDEMPTION OF ACCOUNTS WITH BALANCES UNDER ACCOUNT MINIMUMS...10
HOW TO REDEEM SHARES.................................................11
MANAGEMENT OF THE FUND...............................................11
       AMBASSADOR CAPITAL MANAGEMENT, L.L.C..........................11
       PORTFOLIO MANAGERS............................................12
DIVIDENDS AND DISTRIBUTIONS..........................................12
TAX CONSEQUENCES.....................................................12

<PAGE 2>
                                 FUND SUMMARY

This Fund Summary briefly describes the investment objectives and principal investment strategies of the Ambassador Money Market Fund and the principal risks of investing in the Fund. For further information on the Fund's principal and other investment strategies and risks, please read the section entitled "More About The Fund."

INVESTMENT OBJECTIVE

The Money Market Fund's objective is to provide current interest income, consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The Money Market Fund's investment adviser invests substantially all of the Fund's assets in:

       .     obligations of the United States government, its agencies and instrumentalities (including certain "mortgage-backed"
             securities);
       .     high quality commercial paper;
       .     money market instruments; and
       .     repurchase agreements collateralized by obligations of the United
             States government, its agencies and instrumentalities.

The Money Market Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

PRINCIPAL RISKS

The Money Market Fund seeks to preserve the value of your investment at $1.00 per share. The principal risks of investing in the Fund are:

       . CREDIT (OR DEFAULT) RISK: An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security. A change in the quality rating of a security can affect the security's liquidity and make it more difficult for the Fund to sell.
       . PREPAYMENT RISK: As interest rates fall, mortgage-backed securities tend to mature earlier than expected as a result of an increase in mortgage refinancing or prepayment, sometimes resulting in a loss on the investment.
       . MANAGEMENT RISK: The Fund is an actively managed portfolio, which means the portfolio managers will apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

<PAGE 3>

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Further information about the Fund's principal investment strategies and risks is provided below under "More About the Fund."

                           RISK/RETURN INFORMATION

The performance information set forth below shows summary performance information for the Ambassador Money Market Fund. The bar chart and table give some indication of the risk of an investment in the Fund.
The bar chart shows you how much an investment in the Fund has changed over each calendar year, assuming all dividends and capital gains are reinvested. These returns differ from the total returns shown in the Fund's Financial Highlights, which are based on fiscal year (August 1 to July 31) results. The table showing Average Annual Total Returns compares the Fund's performance over varying periods ending at the most recently-completed calendar year to the performance of a broadly-based unmanaged securities market index selected by the Adviser as being appropriate for comparison purposes. The current yield for the Fund for the seven-day period ended July 31, 2003, was 0.67%. You may call the Adviser at (800)-992-0444 for the Fund's current yield. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR YEAR TOTAL RETURNS (for periods ended December 31)

Bar Graph

 2000   5.18%*
 2001   1.58%
 2002   1.38%



Best Quarter:  1.51%--Q4, 2000
Worst Quarter:  0.30%--Q4, 2002
Note: The Fund has a fiscal year that ends on July 31. Total return (not annualized) for the period from January 1 through September 30, 2003, was 0.63%.

* Annualized; the Fund commenced operations on August 1, 2000


AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2002)

                                                       SINCE
                                                     INCEPTION
                                         1 YEAR      (8/1/2000)
Ambassador Money Market Fund .............1.38%         2.48%

_____



<PAGE 4>


                              FEES AND EXPENSES

Ambassador Funds will offer Institutional Shares in the Money Market Fund on a no-load basis, without any front-end or back-end sales commission, without any 12b-1 plan charges, and without any redemption fee.
Ambassador Funds will offer Investor Shares in the Money Market Fund to broker dealers, banks, retirement plan sponsors, other financial intermediaries and financial planners also on a no-load basis, without any front-end or back-end sales commission or any redemption fee, but the Investor Shares will pay a distribution and service fee, pursuant to a Distribution Plan adopted pursuant to Rule 12b-1, in an amount not to exceed 0.25% of the average daily net assets of the Investor Shares outstanding.

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund. Please note that the following information does not include fees that financial institutions offering shares of the Fund may charge for services they provide to you.

SHAREHOLDER FEES, INSTITUTIONAL SHARES AND INVESTOR SHARES
(fees paid directly from your investment)

       Maximum sales charge (load) imposed on purchases ...........None
       Maximum deferred sales charge (load) .......................None
       Maximum sales charge (load) imposed on reinvested dividends.None
       Redemption fee .............................................None
       Exchange fee ...............................................None
       Maximum account fee ........................................None

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets, as a percentage of net assets)


                                                                               TOTAL
                                  MANAGEMENT      DISTRIBUTION    OTHER     OPERATING
                                     FEES         (12B-1) FEES  EXPENSES(1)   EXPENSES
Money Market Fund
 Institutional Shares                0.20%        0.00%         0.21%         0.41%
 Investor Shares                     0.20%        0.25%         0.21%         0.66%

________
(1) Other Expenses are based on actual expenses for the year ended July 31, 2003.

Effective August 1, 2003, the Fund engaged a new administrator, fund accountant, transfer agent and custodian. The principal reason for making this change was to reduce the Fund's operating expenses by negotiating lower fees for these services. Based on these new, lower fees, the Fund expects that its total operating expenses for the fiscal year ending July 31, 2004, will be lowered by about 10 basis points (0.10%), and should be about 0.30% of average daily net assets.

EXPENSE EXAMPLES

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each

<PAGE 5>

year,that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR    3 YEARS   5 YEARS     10 YEARS
Money Market Fund
     Institutional Shares                  $42       $132      $230        $518
     Investor Shares                        67        211       368         822

                FINANCIAL HIGHLIGHTS FOR INSTITUTIONAL SHARES

The financial highlights table is intended to help you understand the Fund's financial performance since August 1, 2000, the date of the Fund's inception. Certain information reflects financial results for a single institutional share in the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

For a share of capital stock outstanding throughout the year indicated:

                                                            FOR THE FISCAL YEAR
                                                               ENDED JULY 31,

                                                        2003       2002      2001(1)
Net asset value, beginning of period................... $1.00      $1.00     $1.00
Investment activities:
Net investment income.................................. 0.01       0.02      0.05
Net realized gain/(loss) from investment transactions.. 0.00(2)    0.00(2)   (0.00)(2)
Dividends:
Net investment income ................................. (0.01)     (0.02)    (0.05)
Net asset value, end of period......................... $1.00      $1.00     $1.00
Total return........................................... 1.03%      1.84%     5.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)............... $382,524   $350,533  $69,663
Ratio of expenses to average net assets................ 0.41%      0.44%     0.62%
Ratio of net investment income to average net assets... 1.00%      1.58%     4.95%

________________________
(1)  Annualized; the Fund commenced operations on August 1, 2000.
(2)  Amount less than $0.005 per share.

                             MORE ABOUT THE FUND

The Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, the investment policies of the Fund are not fundamental and the Fund's Board of Trustees may change them without shareholder approval.

<PAGE 6>


The following supplements the discussion of the Fund's principal investment strategies and risks contained in the Fund Summary. IN ADDITION TO THE PRINCIPAL INVESTMENT STRATEGIES AND RISKS DESCRIBED IN THIS PROSPECTUS,
THE FUND MAY USE OTHER STRATEGIES AND IS SUBJECT TO FURTHER RESTRICTIONS AND RISKS WHICH ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL
INFORMATION.

Principal Investment Strategies and Risks

COMMERCIAL PAPER. Commercial paper is a form of short-term (no more than 270-day maturity), usually fixed-rate, corporate debt represented by unsecured promissory notes of the issuing company. The commercial paper in which the Fund may invest will be rated at the time of investment within the two highest rating categories assigned by at least two
Nationally Recognized Statistical Rating Organizations (e.g., Moody's Investors Service, Inc. and Standard and Poor's Ratings Group).

MONEY MARKET INSTRUMENTS. Money market instruments include, without limitation, certificates of deposit, demand and time deposits and bankers' acceptances. Although many of these instruments are issued by financial institutions such as banks, they are not necessarily guaranteed by those organizations. The Fund may also invest in money market mutual funds whose investments are permissible for direct investment by the Fund. These funds will assess fees in addition to the fees charged by the Ambassador Funds.

REPURCHASE AGREEMENTS. The Fund may buy securities from financial institutions with the understanding that the seller will buy them back with interest at a later specified date. At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold. During the term of the repurchase agreement, the seller is obligated to maintain collateral of at least 100% of such value. If the seller is unable to honor its commitment to repurchase the securities, the purchasing Fund could lose money.

OTHER INVESTMENT STRATEGIES AND RISKS

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A "delayed delivery" or "forward commitment" transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

SECURITIES LENDING. In order to enhance return, the Fund may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions. All portfolio securities loans are secured continuously by collateral in the form of cash, high quality money market instruments adjusted daily to have a market value at least equal to the current market value of the securities loaned.
These transactions involve the risk of delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially.

<PAGE 7>


                           ORGANIZATION OF THE FUND

The Money Market Fund is a series of Ambassador Funds, a Delaware business trust. As of the date of this Prospectus, the Fund offers two classes of shares - Investor Shares and Institutional Shares, which are identical except as to services offered to and borne by each class. Institutional Shares are offered to the public without any sales charge, load or 12b-1 fees. Investor Shares bear certain costs pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940.

The Distribution Plan provides that Investor Shares of the Fund may pay distribution expenses for Investor Shares of up to 0.25% each year of the Fund's average net assets represented by Investor Shares. Because these fees are paid out of the Fund's assets attributable to Investor Shares on an ongoing basis, over time these fees will increase the cost of your investment in Investor Shares and may cost you more than paying other types of sales charges. Payments pursuant to the Distribution Plan may be made only to reimburse expenses incurred in connection with distribution and marketing of Investor Shares during a rolling 12-month period, subject to the annual limitation.

                            INVESTING IN THE FUND

You may purchase shares of the Fund on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond
Market Association) are open for regular trading, as well as any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency. Please consult with your legal counsel to ensure that the Ambassador Funds are permissible investments for your organization.

WHAT SHARES COST

The offering price of a share is its net asset value. The price for all purchase and redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received.
We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the principal bond market. The Fund does reserve the right to advance the time net asset value is determined. We will not calculate the net asset value on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are not open for trading and the Fund reserves the right not to calculate the net asset value on any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency.

We attempt to stabilize the net asset value per share for the Money Market Fund at $1.00 per share by valuing its portfolio securities using the amortized cost method. Securities for which market prices are not available are valued in accordance with procedures adopted by our Board of Trustees. These valuation methods are more fully described in our Statement of Additional Information.

We do not impose any sales charges on the purchase of shares of the Ambassador Funds.

<PAGE 8>


ABOUT PURCHASES

In order to purchase shares of the Money Market Fund on a particular day and begin earning dividends that same day, we must receive your order before 12:00 noon, Eastern Time, that day.

We reserve the right to suspend the sale of shares of the Fund temporarily and the right to refuse any order to purchase shares of the Fund.

If we receive insufficient payment for a purchase, we will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by us in connection with the transaction.

                              HOW TO BUY SHARES

1.    Verify Permissibility
       .     Consult with your legal counsel to ensure compliance with
             applicable investment restrictions
2. MINIMUM INVESTMENT REQUIREMENTS (SAME FOR INSTITUTIONAL SHARES AND INVESTOR SHARES):
       .     $1,000 for initial investments in the Money Market Fund
       .     No minimum for subsequent investments
3.    CALL OUR TRANSFER AGENT
       .     1-800-992-0444
       .     We will treat your order as having been received at the time your call is complete.
4.    MAKE PAYMENT
       .     By check payable to Ambassador Money Market Fund and sent to:
                          BY MAIL--
                          The Ambassador Funds
                          c/o U.S. Bancorp Fund Services, LLC
                          P.O. Box 701
                          Milwaukee, Wisconsin 53201-0701

                          BY OVERNIGHT DELIVERY--
                          The Ambassador Funds
                          c/o U.S. Bancorp Fund Services, LLC
                          615 East Michigan Avenue
                          Milwaukee, Wisconsin 53202
      OR
       .     By federal funds wire:
                          U.S. Bank, National Association
                          Milwaukee, Wisconsin
                          ABA #075000022
                          Credit U.S. Bancorp Fund Services
                          DDA #112-952-137
                          Ambassador Funds
                          Account Name [Shareholder's Name]
                          Shareholder Account Number

<PAGE 9>

                            REDEEMING FUND SHARES

You may redeem shares of the Fund on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond
Market Association) are open for regular trading, as well as any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency. The price for all redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received. We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the principal bond market.
The Fund does reserve the right to advance the time net asset value is determined. We will not calculate the net asset value on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are not open for trading and the Fund reserves the right not to calculate the net asset value on any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency.

ABOUT REDEMPTIONS

In order to redeem shares of the Fund on a particular day, we must receive your request before 12:00 noon, Eastern Time, that day. Otherwise proceeds will be redeemed the following business day.

For redemption requests received prior to the applicable cut-off time, usually the proceeds from the sale of Money Market Fund shares will be wired on the same day; checks for redemption proceeds are generally mailed on the business day following the request. For redemption requests received after the applicable cut-off time, proceeds will generally be wired or a check will be mailed one business day later, after net asset value is next determined. Proceeds to be wired will be wired to an account designated in writing by a shareholder at any domestic commercial bank that is a member of the Federal Reserve System. Proceeds to be paid by check will be mailed to the shareholder's address of record.

To the extent permitted by federal securities laws, we reserve the right to suspend the redemption of shares of the Fund temporarily under extraordinary market conditions such as market closures or restriction or suspension of trading by the Securities and Exchange Commission or in the event an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets. Where payment for shares is made by check, we also reserve the right to postpone redemptions for up to ten days.

We may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

REDEMPTION OF ACCOUNTS WITH BALANCES UNDER ACCOUNT MINIMUMS

Due to the high cost of maintaining accounts with low balances, if your account balance for the Money Market Fund falls below $1,000, we may choose to redeem those shares and close that account without your consent. We will not close any account which is held through a retirement plan or any account whose value falls below these minimums as a result of changes in the Fund's net asset value. If we plan to close your account, we will notify you and provide you with 30 days to add to your account balance.

<PAGE 10>


                             HOW TO REDEEM SHARES

1.    CALL OUR TRANSFER AGENT
       .     1-800-992-0444
      OR
      WRITE
       .     The Ambassador Funds
             c/o U.S. Bancorp Fund Services, LLC
             P.O. Box 701
             Milwaukee, Wisconsin 53201-0701

2.    PROVIDE THE REQUIRED INFORMATION
       .     Specify the Money Market Fund
       .     Your account number
       .     The name and address on your account
       .     For wire transfers, your financial institution's wire transfer information (N.B. your financial institution may charge you a fee for handling this transaction)
       .     The dollar amount or number of shares you wish to redeem
       .     Your signature (for written requests)
       .     If you request any redemption to be sent to an address other than the address on record with the Fund or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem

                            MANAGEMENT OF THE FUND

The Board of Trustees is responsible for generally overseeing the conduct of the Money Market Fund's business. Ambassador Capital Management, L.L.C. ("the "Adviser"), whose address is 211 West Fort Street, Suite 720, Detroit, Michigan 48226, serves as investment adviser to the Fund pursuant to an investment advisory agreement. According to the terms of the investment advisory agreement, the Fund will pay to the Adviser an annual fee of 0.20% of its average daily net assets.

Subject to the supervision of our Board of Trustees, the Adviser provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.

AMBASSADOR CAPITAL MANAGEMENT, L.L.C.

The Adviser is an independent investment advisory firm registered with the Securities and Exchange Commission. The Adviser was established in 1998 by President and Chief Executive Officer Brian T. Jeffries, formerly a partner and portfolio manager with Munder Capital Management from 1994 until 1998, where he was responsible for the management of fixed-income portfolios exceeding $1 billion in assets. Before working at Munder, Mr. Jeffries was a fixed income fund manager with Woodbridge Capital Management, the investment management subsidiary of Comerica Bank, where he managed several fixed income mutual funds.

<PAGE 11>


The Adviser specializes in the management of fixed income and cash portfolios for public and private sector clients, including retirement plans, municipalities, corporations, endowments and foundations. As of October 15, 2003, the Adviser had approximately $700 million in assets under management, including the assets of the Money Market Fund.

PORTFOLIO MANAGERS

       GREGORY A. PROST, CFA, Chief Investment Officer, oversees the Adviser's fixed income research and directs its fixed income strategy. Prior to joining the Adviser, Mr. Prost was a partner and senior portfolio manager at Munder Capital Management from 1995 until 2000, where he was responsible for managing fixed income portfolios. Mr. Prost is a Chartered Financial Analyst. He earned a B.A. from Kalamazoo College and an M.B.A. from Western Michigan University.

       KATHRYN J. NURRE, Vice President and Senior Portfolio Manager, has been the portfolio manager of Ambassador Capital Management, LLC since 1998. Ms. Nurre has over 15 years experience in the capital markets. Prior to joining the Adviser, Ms. Nurre was director of short-term investments at Cranbrook Capital Management, Inc. (the investment management subsidiary of First of Michigan Corporation) from 1995 until 1998, where she was responsible for the management of over $500 million in client assets. Ms. Nurre earned a B.A. from the University of Cincinnati.

                          DIVIDENDS AND DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Money Market Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution. The Money Market Fund declares dividends daily and pays them monthly. The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale of shares. The Fund will pay distributions in additional shares of the distributing Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify us by calling 1-800-992-0444.

                               TAX CONSEQUENCES

There are many important tax consequences associated with investment in the Ambassador Funds. Please read the summary below and consult your tax advisor regarding specific federal, state and local tax consequences applicable to your investment.

The Fund intends to distribute to shareholders dividends of its net investment income and distributions of capital gains. Distributions of income, whether or not they are reinvested in

<PAGE 12>


Fund shares, may be subject to federal income tax. In addition, sales of Fund shares and capital gains distributions may be subject to federal taxation.
The rate at which you may be taxed on the sale of Fund shares varies depending on the length of time you hold the Fund being sold. The rate at which you may be taxed on capital gains distributions depends on the length of time the Fund holds the security.

Governmental entities which are shareholders of the Fund will not be subject to federal income tax on distributions from the Fund or on sales of the Fund's shares.

<PAGE 13>
                                 [BACK COVER]


You can find additional information about Ambassador Funds in its Annual and Semi-Annual Reports to Shareholders and in the Statement of Additional Information ("SAI"). The Annual and Semi-Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings, management's discussion of Fund performance, market conditions and investment strategies and, in the Annual Report only, the auditor's report. The SAI contains more detailed information on all aspects of the Fund and is incorporated by reference in (legally considered to be part of) this Prospectus. To request a free copy of the current Annual or Semi-Annual Report to Shareholders or the current SAI, to obtain other information about a Fund, or for any other shareholder request, write or call:

       AMBASSADOR FUNDS
       211 West Fort Street, Suite 720
       Detroit, Michigan 48226
       1-800-992-0444

You can visit the SEC's Internet Web site (HTTP://WWW.SEC.GOV) to view the SAI, material incorporated by reference, and other information. You can also obtain copies of this information, by visiting the SEC's Public Reference Room in Washington, D.C. (phone: 1-202-942-8090) or by sending your request and a duplicating fee to the SEC'S Public Reference Section, Washington DC 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: PUBLICINFO@SEC.GOV.



PROSPECTUS
DATED NOVEMBER 12, 2003



[Art work]

[LOGO] AMBASSDOR
       FUNDS


                                                  AMBASSADOR MONEY MARKET FUND

                                                                        TICKER
                                                                        SYMBOL

                                                  Institutional Shares - AMFXX

INVESTMENT ADVISER AND ADMINISTRATOR:
Ambassador Capital Management, L.L.C.

TRUSTEES:
Nicholas J. DeGrazia
Ronald E. Hall
Brian T. Jeffries
Conrad W. Koski
Gregory A. Prost

CUSTODIAN:
U.S. Bank National Association

ADMINISTRATOR:
Fund Services Group, LLC

TRANSFER AGENT:
U.S. Bancorp Fund Services, LLC

COUNSEL:
Dykema Gossett PLLC

INDEPENDENT AUDITORS:
KPMG, LLP





Investment Company Act File No. 811-09941
377143

                   STATEMENT OF ADDITIONAL INFORMATION




                                                               AMBASSADOR FUNDS




                                                   AMBASSADOR MONEY MARKET FUND
                                                           INSTITUTIONAL SHARES
                                                                INVESTOR SHARES


This Statement of Additional Information, also known as an SAI, should be read with the Prospectus for the Funds dated November 12, 2003. This SAI is not a prospectus itself. To receive a copy of the Prospectus, please write us or call 1-800-992-0444.

                                                               AMBASSADOR FUNDS
                                                                    MANAGED BY:
                                             Ambassador Capital Management, LLC
                                                211 West Fort Street, Suite 720
                                                             Detroit, MI  48226












                               November 12, 2003

                               TABLE OF CONTENTS

GENERAL INFORMATION..............................................1
INVESTMENT STRATEGIES AND RISKS..................................1
  More About Principal Investment Strategies and Risks...........1
    U.S. Government Obligations..................................2
    Repurchase Agreements........................................2
  More About Other Investment Strategies and Risks...............3
    Variable and Floating Rate U.S. Government Securities........3
    Michigan Municipal Securities................................3
    Zero Coupon Securities.......................................4
    Restricted and Illiquid Securities...........................4
    When-Issued and Delayed Delivery Transactions................4
    Securities Lending...........................................5
INVESTMENT LIMITATIONS...........................................5
  Selling Short and Buying on Margin.............................6
  Issuing Senior Securities and Borrowing Money..................6
  Underwriting...................................................6
  Investing in Commodities, Commodity Contracts, or Real Estate..6
  Lending Cash or Securities.....................................6
  Concentration of Investments...................................6
  Investing in Securities of Other Investment Companies..........6
  Investing in Illiquid Securities...............................7
  Investing in Restricted Securities.............................7
MANAGEMENT OF THE TRUST..........................................7
  Trustees and Officers..........................................7
  Compensation...................................................8
  Share Ownership................................................9
  Indemnification of Trustees and Officers.......................9
  Investment Adviser.............................................10
  Brokerage Transactions.........................................10
  Administrator and Fund Accountant..............................11
  Transfer Agent.................................................12
  Custodian......................................................12
  Independent Auditors...........................................12
  Legal Counsel..................................................13
  Principal Holders of Securities................................13
SHAREHOLDER RIGHTS...............................................13
ADDITIONAL INFORMATION ON PURCHASES AND REDEMPTIONS..............14
DETERMINATION OF NET ASSET VALUE.................................14
  Use of the Amortized Cost Method...............................14
TAXATION.........................................................16
  Tax Status of the Fund.........................................16
  Tax Status of Shareholders.....................................17
DIVIDENDS AND DISTRIBUTIONS......................................17
DISTRIBUTION PLAN................................................18

<PAGE i>

PERFORMANCE INFORMATION..........................................19
  Yield..........................................................19
  Effective Yield................................................19
FINANCIAL STATEMENTS.............................................20
Anti-money laundering program....................................20
APPENDIX--DESCRIPTION OF BOND RATINGS............................21

<PAGE ii>

                              GENERAL INFORMATION

Ambassador Funds is a Delaware business trust established under a Declaration of Trust, dated March 22, 2000. Ambassador Funds is an open-end, diversified, management investment company currently consisting of one series, the Ambassador Money Market Fund, which offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares pay a distribution fee pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, of up to 0.25% of average net assets, while Institutional Shares do not pay this fee. See "Distribution Plan" for further information about this distribution fee. As of the date of this SAI, shares of the Funds are only being offered for sale in Michigan and New York.

                      INVESTMENT STRATEGIES AND RISKS

The Prospectus for the Fund describes the principal investment strategies employed to achieve the Fund's investment objective and the principal risks associated with an investment in the Fund. Below you will find more detail about the types of investment strategies and risks associated with the Fund, including those which are not considered principal strategies or risks.

MORE ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Money Market Instruments. Money market instruments mature in 397 days or less, and include without limitation:

       .     U.S. Treasury bills;
       .     Bankers' Acceptances - bills of exchange or  time  drafts drawn on and accepted by a commercial bank.  Bankers' acceptances  are used by  corporations to finance the shipment and storage of goods  and to furnish  dollar  exchange.  Maturities are generally six months or less;
       .     Certificates of Deposit - negotiable and non-negotiable, interest-
             bearing  instruments with  specific  maturities.  Certificates  of deposit are  issued  by banks and savings and loan institutions in exchange for the deposit  of  funds, and normally can be traded in the secondary market, prior to maturity;
       .     Demand and Time Deposits - non-negotiable  receipts  issued  by  a bank  in  exchange for the deposit of funds.  Like certificates of deposit, demand and time deposits earn specified rates of interest over a definite  period  of time; however, these securities cannot be  traded  in the secondary  market  and  are  considered  to  be illiquid if they have maturities of more than seven days;
       .     High Quality Commercial Paper (see Prospectus);
       .     Federal Agency  Discount  Paper  -  these securities are issued by
             U.S. government agencies at a discount and redeemed at maturity at face value;
       .     Repurchase Agreements (see "Repurchase Agreements" below); and
       .     Money  Market Mutual Funds (see "Investment  Limitations-Investing
             in Securities of Other Investment Companies" below).

The instruments of banks and savings and loans whose deposits are insured by the FDIC, such as certificates of deposit, demand and time deposits, and bankers' acceptances, are not necessarily guaranteed by the FDIC.

The Fund will limit its investments in certificates of deposit, demand and time deposits and similar instruments to those issued by financial institutions which are eligible to serve as depositories for political subdivisions of the state of Michigan.

U.S. GOVERNMENT OBLIGATIONS. U.S. government obligations include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities, and include certain mortgage-backed securities and zero coupon securities described more fully below.

Some of the various agencies of the U.S. government which issue obligations include the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration (FHA), Government National Mortgage Association (GNMA or Ginnie Mae), Maritime Administration, Small Business Administration (SBA), and The Tennessee Valley Authority (TVA). Some of the instrumentalities of the U.S. government which issue securities include Federal Home Loan Banks (FHLB), Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), Student Loan Marketing Association (SLMA or Sallie Mae), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (FNMA or Fannie Mae) and the U.S. Postal Service.

U.S. government obligations are backed by:

       .     the  full  faith  and  credit  of  the U.S. Treasury, such as GNMA obligations;
       . the issuer's right to borrow from the U.S. Treasury, such as FNMA obligations;
       . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities, such as SLMA obligations; or
       . the credit of the agency or instrumentality issuing the obligations, such as FHLMC obligations.

The above examples are not intended to be an exhaustive list of permissible issuing agencies or instrumentalities. Securities which are not backed by the full faith and credit of the U.S. Treasury may not always receive financial support from the U.S. government. The Money Market Fund may invest in U.S. government obligations to a lesser extent.

REPURCHASE  AGREEMENTS.   Under  a  repurchase  agreement,  also  known as a
"repo," the Fund will buy securities from a financial institution which commits to buy them back at a specified time and price. During the term of the repurchase agreement, the Fund will take actual or constructive possession of collateral securities backing such repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Ambassador Capital Management, L.L.C. ("ACM" or the "Adviser"), the investment adviser for the Fund, believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which

<PAGE 2>

are deemed by ACM, to be creditworthy, pursuant to guidelines established by the Board of Trustees.

More About Other Investment Strategies and Risks

VARIABLE AND FLOATING RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities the Fund may purchase carry variable or floating interest rates. Variable rate securities have a rate of interest subject to adjustment on specified dates at least annually and will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Floating rate securities have a rate of interest which adjusts whenever a specified interest rate changes. Interest rate adjustments are ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

A variable rate security that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. Floating rate securities that are subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

MICHIGAN MUNICIPAL  SECURITIES.   The  Fund  may  invest in certain types of
short-term municipal notes issued by Michigan county governments in anticipation of the collection of delinquent property taxes; interest paid on these notes is usually includable in gross income for federal income tax purposes but is exempt from state and local income taxes in Michigan. These notes are typically secured by real property taxes due and payable to a Michigan county and other taxing units within that county that are unpaid as of the annual due date (normally March 1) and they are also a "limited tax" general obligation of the issuing county, which means that they are secured by the full faith and credit of the county but the county does not have authority to impose any additional taxes for the payment of such notes. In Michigan, counties are permitted to borrow monies for the purpose of funding a tax payment fund that is used to pay up to 100% of the delinquent property taxes that are uncollected on March 1 of each year to the county itself as well as to any school district, intermediate school district, community college district, city, township, special assessment district, the State or any other political unit within the county for which delinquent property taxes are due.

Delinquent property tax notes in which the Fund may invest will be limited to investments in obligations which are rated SP-1 by S&P, or MIG-1 by Moody's, at the time of investment, or which are of equivalent quality as determined by the Adviser. In addition, the Adviser will generally only invest in these types of delinquent property tax notes if they may be tendered, or "put", back to the issuer or another party on a periodic basis (usually weekly) and if the interest rate on such notes is re-set, or adjusts, to reflect market conditions on a periodic basis (usually weekly). The Fund will not invest more than 5% of its total assets in delinquent property tax

<PAGE 3>


notes issued by any one Michigan county and not more than 20% of its total assets in all such notes as a group.

ZERO COUPON SECURITIES. These are U.S. Treasury obligations which have been stripped of their unmatured interest coupons and receipts. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon U.S. Treasury securities generally are more sensitive to changes in interest rates than comparable maturity securities that make current distributions of interest.

Restricted and Illiquid  Securities.   THE  FUND  MAY  INVEST  IN SECURITIES
ISSUED IN RELIANCE ON THE EXEMPTION FROM REGISTRATION AFFORDED BY SECTION 4(2) OF THE SECURITIES ACT OF 1933. SECTION 4(2) SECURITIES ARE RESTRICTED AS TO DISPOSITION UNDER THE FEDERAL SECURITIES LAWS AND ARE GENERALLY SOLD TO INSTITUTIONAL INVESTORS, SUCH AS THE FUND, WHO AGREE THAT THEY ARE PURCHASING SUCH SECURITIES FOR INVESTMENT PURPOSES AND NOT WITH A VIEW TO PUBLIC DISTRIBUTIONS. ANY RESALE BY THE PURCHASER MUST BE IN AN EXEMPT TRANSACTION.
SECTION 4(2) SECURITIES ARE NORMALLY RESOLD TO OTHER INSTITUTIONAL INVESTORS LIKE THE FUND THROUGH OR WITH THE ASSISTANCE OF THE ISSUER OR INVESTMENT DEALERS WHO MAKE A MARKET IN SUCH SECURITIES, THUS PROVIDING LIQUIDITY. THE ADVISER BELIEVES THAT SECTION 4(2) SECURITIES AND POSSIBLY CERTAIN OTHER RESTRICTED SECURITIES WHICH MEET THE CRITERIA FOR LIQUIDITY ESTABLISHED BY THE TRUSTEES ARE QUITE LIQUID. THE ADVISER INTENDS, THEREFORE, TO TREAT THE RESTRICTED SECURITIES WHICH MEET THE CRITERIA FOR LIQUIDITY ESTABLISHED BY THE TRUSTEES, INCLUDING SECTION 4(2) SECURITIES, AS LIQUID AND NOT SUBJECT TO THE INVESTMENT LIMITATION APPLICABLE TO ILLIQUID SECURITIES.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Adviser believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

       .     the frequency of trades and quotes for the security;
       .     the number of dealers willing to purchase or sell the security and the number of other potential buyers;
       .     dealer undertakings to make a market in the security; and
       .     the  nature  of  the security and the nature  of  the  marketplace trades.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may participate in when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Fund does not intend

<PAGE 4>

to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

When-issued and delayed delivery transactions are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that the Fund will receive on the securities are each fixed at the time the Fund enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually purchasing the securities. If ACM deems it advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When the Fund engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The market value of the securities underlying a when-issued or delayed delivery transaction, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on securities it has committed to purchase until they are paid for and delivered on the settlement date.

SECURITIES LENDING. In order to enhance return, the Fund may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.

The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially. In determining whether the Fund will lend securities, ACM will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which ACM has determined are creditworthy under guidelines established by the Board of Trustees.

                           INVESTMENT LIMITATIONS

The following investment limitations are fundamental and may not be changed without shareholder approval.

<PAGE 5>


SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credit as may be necessary for clearance of purchases and sales.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities, except that it may borrow money directly from banks or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund has no present intention to borrow money.

UNDERWRITING

The Fund will not engage in underwriting of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE

The Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests.

LENDING CASH OR SECURITIES

The Fund may lend portfolio securities in an amount of up to one-third of its assets. In addition, the Fund may purchase or hold money market instruments, including repurchase agreements, and other debt securities permitted by its investment objective, policies and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not invest more than 25% of the value of its total assets in any one industry, provided that there shall be no limitation on investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may acquire up to 3% of the total outstanding securities of other investment companies. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger,

<PAGE 6>

consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to such customary expenses.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

INVESTING IN RESTRICTED SECURITIES

The Fund will not invest more than 10% of the value of its net assets in securities which are subject to restrictions on resale under federal securities laws.

                         MANAGEMENT OF THE TRUST

Trustees and Officers

The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund's business. The Trustees have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and officers of the Trust is set forth below.

                                                                                                                    OTHER
NAME (AGE), POSITION(S)       TERM OF OFFICE    PRINCIPAL OCCUPATION(S) DURING PAST            NUMBER OF FUNDS      DIRECTORSHIPS
WITH TRUST AND ADDRESS        AND LENGTH OF     FIVE YEARS                                     IN TRUST OVERSEEN    HELD(2)
                              TIME SERVED(1)

                                                      DISINTERESTED TRUSTEES
Nicholas J. DeGrazia (60)     Indefinite term;   Principal of Modesitt Associates, Inc.               1             None
Trustee                       since 2000         (management consulting firm) since 1997;
3650 Shorewood Drive                             Consultant of Lionel, L.L.C. from 1995-1996;
North Lakeport, MI 48059                         President and Chief Operating Officer of
                                                 Lionel Trains, Inc. from 1990 to 1999

Ronald E. Hall (60)           Indefinite term;   President and CEO of Bridgewater                     1             None
Trustee                       since 2000         Interiors, LLC, since 1998; President and
4617 West Fort Street                            Chief Executive Officer of the Michigan
Detroit, MI  48209                               Minority Business Development Council from
                                                 1992 to 1998.
Conrad W. Koski (58)          Indefinite term;   Retired 1997; President and Chief Executive          1             None
Chairman and Trustee          since 2000         Officer of First of Michigan Corporation
206 Stephens                                     from 1996-1997 and Executive Vice President
Grosse Pointe Farms, MI                          and Chief Financial Officer from 1982-1996.
48236                                            Officer and Trustee of Cranbrook Funds from
                                                 1984 to 1997.

                                                      INTERESTED TRUSTEES(3)

Brian T. Jeffries (38)        Indefinite term;  Founder and President of Ambassador Capital           1             None
President and Trustee         since 2000        Management, LLC since 1998; shareholder and
211 West Fort Street                            Portfolio Manager of Munder Capital
Suite 720                                       Management from 1994 to 1998.
Detroit, MI 48226


<PAGE 7>



                                                                                                                       OTHER
NAME (AGE), POSITION(S)       TERM OF OFFICE AND   PRINCIPAL OCCUPATION(S) DURING PAST           NUMBER OF FUNDS       DIRECTORSHIPS
WITH TRUST AND ADDRESS        LENGTH OF TIME       FIVE YEARS                                    IN TRUST OVERSEEN     HELD(2)
                              SERVED(1)

                                                INTERESTED TRUSTEES (CONTINUED)(3)
Gregory A. Prost (37)         Indefinite           Chief Investment Officer of Ambassador              1               None
Vice President and            term; since 2000     Capital Management, LLC, since 2000;
Trustee                                            shareholder and Senior Portfolio Manager of
211 West Fort Street                               Munder Capital Management, Inc. from 1995 to
Suite 720                                          2000
Detroit, MI 48226

                                                OFFICERS WHO ARE NOT TRUSTEES


Kathryn J. Nurre (49)         Indefinite           Vice President and Senior Portfolio Manager         1               None
Secretary                     term; since 2000     of Ambassador Capital Management, LLC since
211 West Fort Street                               1998; Director of Short Term Investments of
Suite 720                                          Cranbrook Capital Management from 1994 to
Detroit, MI 48226                                  1998.

Maria C. De Nicolo (54)       Indefinite term;     President, Fund Services Group, LLC, since          1               None
Treasurer                     since 2003           2003; Treasurer and Secretary of Monetta
1776-A S. Naperville Road                          Financial Services, Inc. from 1996 to
Suite 101                                          present; CFO since 1998; Principal Financial
Wheaton, IL 60187                                  and Accounting Officer of Monetta Funds and
                                                   Monetta Trust since 2002; Secretary of
                                                   Monetta Fund since 1998 and Monetta
                                                   Trust since 1994; Treasurer of the Monetta
                                                   Fund since 1993 and of Monetta Trust since
                                                   1994; Director of Monetta Fund and Trustee
                                                   of Monetta Trust from 12/01 through 4/03.

Gary R. Schaefer (57)         Indefinite term;     Portfolio manager, Ambassador Capital               1               None
Assistant Secretary           since 2003           Management, LLC since 2000; portfolio
1776-A S. Naperville Road                          manager, Monetta Financial Services, Inc.
Suite 101                                          from 1997 to 2001; Lehman Brothers FID from
Wheaton, IL 60187                                  1973 to 1997.

Derek Oglesby (27)            Indefinite term;     Research analyst, Ambassador Capital                1               None
Assistant Secretary           since 2003           Management, LLC since 2000; investment
211 West Fort Street                               research analyst with Conning Asset
Suite 720                                          Management (Hartford, CT) from 1998 to 2000.
Detroit, MI 48226

(1) Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor. Each officer is elected annually.
(2) Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the SEC pursuant to federal securities laws and any investment company registered with the SEC.
(3) Messrs. Jeffries and Prost are "interested Trustees" because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, LLC, the Trust's investment adviser.

The Board of Trustees established an Audit Committee in June 2003. The Audit Committee did not meet during fiscal year ended July 31, 2003. No other committees have been established by the Trust. During the most recently completed fiscal year for the Trust, the Board of Trustees held six meetings and all of the Trustees attended at least 75% of the meetings.

COMPENSATION

During the fiscal year ended July 31, 2003, Disinterested Trustees of Ambassador Funds received the following compensation from the Trust, which is the only mutual fund managed by the Adviser:

<PAGE 8>



                                                    TRUSTEE COMPENSATION TABLE
                                              FOR THE FISCAL YEAR ENDED JULY 31, 2003

NAME OF PERSON, POSITION                     AGGREGATE COMPENSATION FROM    PENSION OR RETIREMENT       TOTAL COMPENSATION FROM
                                                     REGISTRANT          BENEFITS ACCRUED AS PART OF          REGISTRANT
                                                                                FUND EXPENSES              PAID TO TRUSTEES
Nicholas J. DeGrazia, Trustee                          $11,500                       $0                         $11,500
Ronald E. Hall, Trustee                                $11,500                       $0                         $11,500
Conrad W. Koski, Trustee                               $11,500                       $0                         $11,500

None of the Interested Trustees or officers of the Trust received any remuneration from the Trust during the fiscal year ended July 31, 2003. None of the Disinterested Trustees owned any interest in the Adviser of the Ambassador Money Market Fund. There are no pension or retirement benefit plans or programs in effect for Trustees of the Trust. For the current fiscal year ending July 31, 2004, the Trustees are paid an annual retainer of $3,000, regular meeting fees of $2,000 per meeting and special meeting fees of $500 per meeting. None of the officers and none of the Trustees who are interested persons of Ambassador Funds will receive any compensation from the Fund for their service as such during the current fiscal year.

SHARE OWNERSHIP

The equity securities in the Fund beneficially owned by the Trustees as of July 31, 2003, are as follows:

NAME OF TRUSTEE                    DOLLAR RANGE OF EQUITY SECURITIES HELD IN THE AMBASSADOR     AGGREGATE DOLLAR RANGE OF EQUITY
                                                       MONEY MARKET FUND                          SECURITIES IN ALL REGISTERED
                                                                                                INVESTMENT COMPANIES OVERSEEN BY
                                                                                                TRUSTEE FOR ALL AMBASSADOR FUNDS

                                                      DISINTERESTED TRUSTEES
Nicholas J. DeGrazia               Ambassador Money Market Fund....None                         None
Ronald E. Hall                     Ambassador Money Market Fund....None                         None
Conrad W. Koski                    Ambassador Money Market Fund....$10,001 to $50,000           $10,001 to $50,000

                                                      INTERESTED TRUSTEES

Brian T. Jeffries                  Ambassador Money Market Fund....$1 to $10,000                $1 to $10,000
Gregory A. Prost                   Ambassador Money Market Fund....None                         None


INDEMNIFICATION OF TRUSTEES AND OFFICERS

The Ambassador Funds Agreement and Declaration of Trust provides that Ambassador Funds will, to the fullest extent permitted by law, indemnify our Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with Ambassador Funds, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith and in the reasonable belief that their actions were in the best interests of the Trust, or that such indemnification would relieve any officer or Trustee of any liability to Ambassador Funds or its shareholders by reason of willful misfeasance, bad faith,

<PAGE 9>


gross negligence, or reckless disregard of his or her duties. Ambassador Funds, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

INVESTMENT ADVISER

Ambassador Capital Management is the investment advisor to the Fund. ACM is an independent, 100% employee-owned investment advisory firm dedicated exclusively to the fixed income investment management business. Founded in 1998, ACM specializes in providing management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations. Ambassador Capital Management is headquartered in Detroit and maintains an office in Chicago. ACM is deemed to be controlled by Brian T. Jeffries, President and Chief Executive Officer of ACM, and Gregory A. Prost, Vice President of ACM, each of whom each owns more than 25% of the voting securities of ACM.

Under an Investment Advisory Agreement with the Trust, ACM, at its expense, furnishes a continuous investment program for the Fund and makes investment decisions on its behalf, all subject to such policies as the Trustees determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and the 1940 Act. In addition, ACM makes decisions consistent with the Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

The Fund pays an annual investment advisory fee to ACM equal to 0.20% of the Fund's on average daily net assets. During the fiscal years ended July 31, 2001, 2002 and 2003, ACM received an advisory fee of $102,266, $519,112 and $710,907, respectively, from the Fund.

The Investment Advisory Agreement provides that ACM shall not be subject to any liability for any error of judgment or of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under such agreement.

The Investment Advisory Agreement may be terminated without penalty with respect to the Fund at any time by the vote of the Trustees, by the shareholders of the Fund or by ACM upon 60 days' written notice. The Investment Advisory Agreement may be amended by the mutual agreement of the Trust and ACM, except where the 1940 Act requires such amendment to have the approval of the Shareholder of the Fund. The agreement also terminates without payment of any penalty in the event of its assignment. The Investment Advisory Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, ACM looks for prompt execution of the order at a favorable price. In working with dealers, ACM will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. ACM makes

<PAGE 10>


decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

ACM may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to ACM and may include:

       .     advice as to the advisability of investing in securities;
       .     security analysis and reports;
       .     economic studies;
       .     industry studies;
       .     receipt of quotations for portfolio evaluations; and
       .     similar services.

ACM exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. ACM determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by ACM in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which ACM might otherwise have paid, it would tend to reduce expenses.

Although investment decisions for the Fund described herein are made independently from those of the other accounts managed by ACM, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by ACM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by ACM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

ADMINISTRATOR AND FUND ACCOUNTANT

Effective August 1, 2003, the Fund entered into a new Administration Agreement and Fund Accounting Agreement with Fund Services Group, LLC ("Fund Services"). Fund Services is 45.5% owned by Monetta Financial Services, Inc. and 45.5% owned by Ambassador Capital Management, LLC, the Adviser to the Fund. The remaining 9% is owned by employees of Fund Services Group, LLC.
Pursuant to these agreements, Fund Services will provide administration and fund accounting services to the Fund. Pursuant to the two-year term Administration Agreement dated August 1, 2003, the Fund will pay to Fund Services compensation at the following annual rate: 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million of net assets; and 2 basis points (0.02%) on net assets in excess of $1 billion. Such compensation is calculated and accrued daily, and paid to Fund Services monthly. In addition to the fees set forth above, the Fund shall also reimburse Fund Services for its reasonable out-of-pocket expenses. A minimum annual fee of $30,000 applies. Pursuant to the two-year term Fund Accounting Agreement dated August 1, 2003, the Fund will pay to Fund Services compensation at the following annual rate: $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; 1/2 basis point
(0.005%)  on the net assets in excess of $500 million.   Such


<PAGE 11>


compensation is calculated and accrued daily, and paid to Fund Services monthly. In addition to the fees set forth above, the Fund shall also reimburse Fund Services for its reasonable out-of-pocket expenses.

Fund Services' responsibilities while acting as administrator are described in the Administration Agreement with the Fund, and include administrative services, such as calculating expenses and related disbursements, assisting with the preparation of regulatory filings (including prospectuses), shareholder communications, supervising the Fund's transfer agent, calculating performance date and other related affairs of the Fund.

Fund Services' responsibilities while acting as fund accountant are described in a separate Fund Accounting Agreement with the Fund, and include portfolio accounting services such as maintaining Fund books and records, performing daily accounting services, preparing various reports and other related services.

BISYS and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") provided administration, transfer agency and fund accounting services to the Fund through July 31, 2003. The agreements with BISYS were terminated effective on August 1, 2003.

TRANSFER AGENT

Effective August 1, 2003, the Fund entered into a Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC ("USBFS"). Pursuant to the agreement, the Fund pays USBFS shareholder account fees, activity charges, service charges and various out-of-pocket expenses. The Fund will pay USBFS at the annual rate of 1 basis point (0.01%) on the net assets with a minimum annual fee of $24,000 for the first no-load fund, $28,000 for the first load or daily accrual fund and $15,000 for all additional funds will apply. USBFS's responsibilities as Transfer Agent include receiving and processing orders and redemption requests, maintaining shareholder accounts and records, mailing reports to shareholders, preparing and filing Form 1099s with the U.S. Department of Treasury and other related services.

CUSTODIAN

Effective August 1, 2003, the Fund entered a Custody Agreement whereby U.S. Bank National Association (the "Custodian"), whose address is 425 Walnut Street, Cincinnati, Ohio, 45202, was appointed Custodian of the Fund. Pursuant to the Custody Agreement, the Custodian will earn portfolio transaction fees, in addition to an annual fee based on the following terms: 3 basis points on the first $20 million in market value per fund; 2 basis points on the next $20 million of market value per fund; and 1 basis point on the balance. A minimum annual fee of $4,800 per fund will apply. The Custodian is responsible for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee and maintenance of bank accounts on behalf of the Fund. Prior to August 1, 2003, Fifth Third Bank, Columbus, Ohio, had served as the custodian for the Fund. The Funds relationship with Fifth Third Bank terminated on August 1, 2003.

INDEPENDENT AUDITORS

<PAGE 12>

KPMG, LLP was appointed on October 27, 2003, to serve as the independent auditor of the Fund for fiscal year ending July 31, 2004. Ernst & Young LLP, whose address is 41 South High Street, Suite 1100, Columbus, OH 43215, served as the independent auditor of the Fund for the fiscal year ended July 31, 2003.

LEGAL COUNSEL

Dykema Gossett PLLC, whose address is 400 Renaissance Center, Detroit, Michigan 48243, serves as legal counsel to the Trust.

PRINCIPAL HOLDERS OF SECURITIES

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of shares of the Fund. As of October 1, 2003, the Trustees and officers, as a group, owned less than 1% of the shares of the Trust.

As of October 1, 2003, the following shareholders of record owned 5% or more of the outstanding shares of the Money Market Fund: the City of Detroit Sewer Bond Series 2003 Bond Fund, 1210 Coleman A. Young Municipal Center, Detroit, MI 48226, owned approximately 123,420,666 shares (44.5%); the City of Detroit Water Bond Series 2003 Bond Fund, 1210 Coleman A. Young Municipal Center, Detroit, MI 48226, owned approximately 102,820,652 shares (37.1%); and the City of Detroit General Obligation Bond Fund, 1210 Coleman A. Young Municipal Center, Detroit, MI 48226, owned approximately 22,664,061 shares (8.2%).

                            SHAREHOLDER RIGHTS

As of the date of this SAI, the Fund offers two classes of shares: Investor Shares and Institutional Shares. Shares of the Fund, representing beneficial interests in the Fund, are fully transferable. Each share is entitled to dividends declared by the Trustees, and if the Fund is liquidated, shareholders will receive the net assets of the Fund attributable to the shares held.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a shareholder vote, and a proportionate fractional vote for each fractional share held. Ambassador Funds shareholders will vote in the aggregate and not by Fund, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the Fund. The rights of shareholders cannot be modified without a majority vote.

Neither the Trust nor the Fund is required to hold annual meetings of shareholders for the purpose of electing Trustees, except that (i) we are required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Fund at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Fund. Upon written request by the holders of shares representing 1% of the outstanding shares of the Fund

<PAGE 13>

stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, we will provide a list of shareholders or disseminate appropriate materials (at the expense of the
requesting  shareholders).   Except as set forth above, the Trustees may
continue to hold office and may appoint successor Trustees.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholder inquiries regarding shares of the Fund should be directed (by mail) to Ambassador Funds, c/o U.S. Bancorp Fund Service, LLC, 615 East Michigan Avenue, Milwaukee, Wisconsin 53202, telephone: 800-992-0444

             ADDITIONAL INFORMATION ON PURCHASES AND REDEMPTIONS

Shares of the Fund described herein are sold at their net asset value without a sales charge on days the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. The procedures for purchasing and redeeming shares are explained in the Prospectus under "Investing in the Fund" and "Redeeming Fund Shares."

                     DETERMINATION OF NET ASSET VALUE

Net asset value is calculated at 2:00 p.m. Eastern Time or, if necessary, as of the close of business of the principal bond market on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place except on
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities to affect materially its net asset value; (ii) days during which no shares are tendered and no orders to purchase shares are received; and
(iii) any day the bond markets do not open or on which they close early, such as holidays or days in advance of holidays, or in the event of an emergency. The Money Market Fund attempts to stabilize the value of its shares at $1.00.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

<PAGE 14>

The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. The Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions of $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated.

If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of the Fund, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share based on available market quotations.

The Fund may invest only in obligations determined by ACM to present minimal credit risks under guidelines adopted by the Board of Trustees. The Fund's investments are limited to "First Tier Securities." First Tier Securities include those that possess at least one rating in the highest category and, if the securities do not possess a rating, those that are determined to be of comparable quality by ACM pursuant to guidelines adopted by the Board of Trustees.

A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by ACM to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by ACM.

In applying the above-described investment policies, a security that has not received a short-term rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by ACM to be comparable in priority and security to the obligation selected for purchase by the Fund, or, if not available, the issuer's long-term obligations, but only in accordance with the requirements of Rule 2a-7. A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is considered an Eligible Security if it possesses a long-term rating, within the two highest rating categories.

Certain of the obligations in which the Fund may invest may be variable or floating rate instruments, may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. Eligible Securities include those obligations that, at the time of purchase, possess the highest short-term rating from at least one National Recognized Statistical Rating Organization ("NRSRO") (the Money Market Fund may also invest up to 5%

<PAGE 15>


of its net assets in obligations that, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO, and in obligations that did not possess a short-term rating (i.e., are unrated) but are determined by ACM to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees).

The Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer, except that the Fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days.

If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Money Market Fund's net asset value or a subsequent change in a security's qualification as a First Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Money Market Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements fully collateralized by such obligations.

Under the guidelines adopted by the Board of Trustees, in accordance with Rule 2a-7 under the Investment Company Act of 1940, when in the best interests of the shareholders, ACM may be required to promptly take appropriate action with respect to an obligation held in the Fund's portfolio in the event of certain developments that indicate a reduction in the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by ACM with regard to portfolio investments for the Fund and provides a description of relevant ratings assigned by each such NRSRO. A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

                                 TAXATION

Tax Status of the Fund

The Money Market Fund will pay no federal income tax because it meets the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

       .     derive at least 90% of  its gross income from dividends, interest, and gains from the sale of securities;
       .     invest in securities within certain statutory limits; and
       .     distribute to its shareholders  at  least  90%  of  its net income earned during the year.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

<PAGE 16>

If the Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its income at corporate rates, and could be required to recognize net unrealized gains and make distributions of any accumulated earnings and profits before requalifying as a regulated investment company that is accorded special tax treatment. In addition, all distributions by the Fund would be taxed as if made by a regular corporation thus the Fund could not pay exempt-interest or capital gains dividends.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, it will be subject to a 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

TAX STATUS OF SHAREHOLDERS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Money Market Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.

Capital gains experienced by the Money Market Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a non-taxable return of capital to the extent of a shareholder's tax basis in his shares. If the shareholder's basis has been reduced to zero, any additional return of capital distributions will be taxable as capital gain.

In general, the Money Market Fund is required to withhold 31% of the taxable dividends and other distributions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of the Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

                       DIVIDENDS AND DISTRIBUTIONS

The net investment income shares of the Money Market Fund is determined as of 4:00 p.m., Eastern Time, each day on which the Fund offers shares (a "Business Day"). All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of net asset value. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income

<PAGE 17>


for the  subsequent  non-business  day  or  days.   No  daily dividend  will
include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the same class of the Fund at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of the Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and amortized market premium. Amortized market discount is included in interest income. The Money Market Fund does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally the Money Market Fund will have a positive net income at the time of each determination of net income. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of the Money Market Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder's account of the applicable class or classes, (2) offset each shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the net asset value per share of the applicable class or classes at $1.00. The Trustees may endeavor to restore the Fund's net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

If the Money Market Fund incurs or anticipates, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

                             DISTRIBUTION PLAN

Effective on August 1, 2003, the Fund became self-distributed. Prior to that date, BISYS Fund Services ("Distributor") had served as the principal underwriter and distributor of the Fund's shares and continually offered shares of the Fund pursuant to a Distribution Agreement approved by the Trustees. The Distribution Agreement was terminated on July 31, 2003.

In June 2001, the Board of Trustees of the Trust adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may bear expenses associated with the distribution of its shares. In October 2001, the Distribution Plan was approved by holders of the Investor Shares of the

<PAGE 18>

Money Market Fund. The Distribution Plan provides that the Investor Shares of the Money Market Fund may incur certain expenses, up to a maximum amount equal to 0.25% of the average daily net asset value attributable to Investor Shares of the Fund for any fiscal year. The Distribution Plan further provides that the Money Market Fund may pay such amounts to broker-dealers, financial institutions and other organizations which have entered into written agreements with the Fund that provide for the marketing and distribution of the Fund's Investor Shares. Such payments may be made to these organizations for continuing marketing and sales related services based on the average daily net asset value of Investor Shares held in accounts at such other organizations. The disposition of monies pursuant to the Distribution Plan will be reviewed by the Board of Trustees of the Trust on a quarterly basis, to assure that the amounts paid and the purposes for which they are paid, comply with the provisions of the Distribution Plan and Rule 12b-1.

The services under the Distribution Plan may include assistance in advertising and marketing of the Money Market Fund's Investor Shares, aggregating and processing purchase, exchange and redemption requests for shares, maintaining account records, issuing confirmations of transactions and providing sub-accounting and sub-transfer agent services with respect to Investor Shares.

While the Distribution Plan is in effect, the selection and nomination of Trustees of the Trust who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees") is committed to the discretion of the Independent Trustees then in office.

                          PERFORMANCE INFORMATION

From time to time, the Fund may advertise performance, including yields, effective yields and total returns as described below.

YIELD

The Money Market Fund calculates yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7).

To the extent that financial institutions and broker-dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD

The effective yield of the Money Market Fund is computed by compounding the unannualized base period return by: (1) adding 1 to the base period return, (2) raising the sum to the 365/7th power; and (3) subtracting 1 from the result.

<PAGE 19>

Average annual total return is the average compounded rate of return for a given period that would equate an initial investment of $1,000 with the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at that time. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, plus any additional shares earned assuming reinvestment of all dividends and distributions.

Based on the seven-day period ended July 31, 2003 (the "base period"), the yield and effective yield of the Shares of the Money Market Fund were 0.67% and 0.67%, respectively.

                           FINANCIAL STATEMENTS

The report of Ernst & Young LLP, independent auditors, and the audited financial statements of the Money Market Fund, which are contained in the Ambassador Funds Annual Report to Shareholders for the fiscal year ended July 31, 2003, previously sent to shareholders of the Money Market Fund and filed with the Securities and Exchange Commission, are hereby incorporated by reference into this Statement of Additional Information. Ambassador Funds will furnish a copy of such Annual Report to shareholders, without charge, upon request made to Ambassador Funds, c/o Fund Services Group, LLC, 1776-A South Naperville Road, Suite 100, Wheaton, Illinois 60187

                      ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds' distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


<PAGE 20>
                     APPENDIX--DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group Corporate Bond Rating Definitions

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

DUFF & PHELPS, INC. CORPORATE BOND RATING DEFINITIONS

AAA - Highest credit quality.   The  risk  factors  are  negligible, being only
slightly more than for risk-free U.S. Treasury debt.

AA+,  AA,  AA- - High credit quality protection factors are  strong.   Risk  is
modest but may vary slightly from time to time because of economic conditions.

A+, A, A- - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

FITCH IBCA LONG-TERM DEFINITIONS

<PAGE 21>

AAA - Obligations for which there is the lowest expectation of credit risk. Assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  - Obligations for which there is a very low  expectation  of  credit  risk.
They indicated very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to unforeseeable events.

A - Obligations for which there is a low expectation of credit risk. The capacity for timely repayment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to change in circumstances or economic conditions.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1 - This designation indicates that  the  degree  of  safety regarding timely
payment  strong.   Those  issues  determined  to have extremely  strong  safety characteristics are denoted with a plus (+) sign.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime 1 - Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term promissory obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics:

       .     Leading market positions in well-established industries;
       .     High rates of return on funds employed;
       .     Conservative  capitalization  structure  with moderate reliance on debt and ample asset protection;
       .     Broad margins in earnings coverage of fixed  financial charges and high internal cash generation; and
       .     Well-established  access  to  a  range  of financial  markets  and assured sources of alternate liquidity.

Prime 2 - Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NR indicates the bonds are not currently rated by Moody's or S&P. However, management considers them to be of good quality.

DUFF & PHELPS, INC. COMMERCIAL PAPER RATING DEFINITIONS

<PAGE 22>

Duff 1+ - Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1-High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff  2 - Good certainty  of  timely  payment  Liquidity  factors  and  company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH IBCA COMMERCIAL PAPER RATING DEFINITIONS

F-1 - Issues assigned this rating are regarded as having the highest capacity for timely payment.

F-2 - Issues assigned this rating reflect a strong capacity for timely payment. However, the relative degree of risk is slightly higher than for issues classified as "A1" and capacity for repayment may be susceptible to adverse changes in business, economics, or financial conditions.

F-3 - Issues assigned this rating have an adequate capacity for timely payment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions.


<PAGE 23>





                          PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Declaration of Trust of the Registrant (previously filed as Exhibit (a) to Registration Statement filed on May 11, 2000, and incorporated herein by reference)
(b) By-Laws of the Registrant (previously filed as Exhibit (b) to Registration Statement filed on May 11, 2000, and incorporated herein by reference)
(c)    See Exhibits (a) and (b)
(d) Advisory Agreement between the Registrant and Ambassador Capital Management, LLC, relating to the Money Market Fund (previously filed as Exhibit (d) to Pre-Effective Amendment No. 1 to Registration Statement filed on July 28, 2000, and incorporated herein by reference)
(e)    Not applicable
(f)    Not applicable
(g) Custody Agreement between the Registrant and U.S. Bank National Association (filed herewith)
(h) (1) Administration Agreement between the Registrant and Fund Services Group, LLC (filed herewith)
       (2) Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (filed herewith)
       (3) Fund Accounting Agreement between the Registrant and Fund Services Group, LLC (filed herewith)
(i) Opinion and Consent of Dykema Gossett PLLC as to legality of shares being registered (filed herewith)
(j)    Consent of Ernst & Young LLP (filed herewith)
(k)    Not applicable
(l) Subscription Agreement (previously filed as Exhibit (l) to Pre-Effective Amendment No. 1 to Registration Statement filed on July 28, 2000, and incorporated herein by reference)
(m) Distribution Plan adopted pursuant to Rule 12b-1 (previously filed as Exhibit (m) to Post-Effective Amendment No. 3 filed on October 21, 2001, and incorporated herein by reference)
(n) Multiple Class Plan adopted pursuant to Rule 18f-3 (previously filed as Exhibit (n) to Post-Effective Amendment No. 3 filed on October 21, 2001, and incorporated herein by reference)
(o)    Not applicable
(p) Not applicable because the Registrant does not invest in Covered Securities, as defined in Rule 17j-1
(z)    Not applicable

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

       Not applicable.





ITEM 25.  INDEMNIFICATION

       The Declaration of Trust of Ambassador Funds (the "Trust") provides that a Trustee, when acting in such capacity, shall not be personally liable to any person, other than the Trust or a shareholder to the extent provided in the Declaration of Trust (as described below), for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust. The Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust and any person who is serving or has served at the Trust's request as a director, officer, Trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Bylaws.

<PAGE C-1>


       The exercise by the Trustees of their powers and discretions under the Declaration of Trust shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.

       The Trust's by-laws provide that, subject to the exceptions and limitation described below, every person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (collectively, an "agent") shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

       No indemnification shall be provided under the Trust's by-laws to an agent:

             (a) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

             (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

                    (i) by the court or other body before which the proceeding was brought;

                    (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                    (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or
             (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

       THE ADVISER. Ambassador Capital Management, LLC ("ACM") serves as investment adviser to the Registrant. ACM is registered as an investment adviser with the Securities and Exchange Commission. ACM specializes in the management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations. Set forth below are the names and principal businesses of the directors and executive officers of ACM.

NAME OF                          PRINCIPAL BUSINESS(ES) DURING
OFFICERS AND DIRECTORS OF ACM    AT LEAST THE LAST TWO FISCAL YEARS

<PAGE C-2>


Brian T. Jeffries                President since January 1998; Previously,
                                 Portfolio Manager and Partner, Munder Capital
                                 Management
Gregory A. Prost                 Chief Investment Officer since January 2000;
                                 Previously, Senior Portfolio Manager and
                                 Partner, Munder Capital Management
Kathryn J. Nurre                 Vice President and Portfolio Manager since
                                 January 1999; Previously, Portfolio Manager,
                                 First of Michigan Corp.
Gary R. Schaefer                 Vice President and Portfolio Manager since
                                 October 2000; Previously, Fund Manager,
                                 Monetta Financial

ITEM 27.  PRINCIPAL UNDERWRITERS

       Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

       All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Ambassador Capital Management, LLC             211 West Fort Street, Suite 720
(Investment Adviser)                                 Detroit, MI 48226

Fund Services Group, LLC                       1776-A South Naperville Road
(Administrator and Fund                        Suite 101
Accountant)                                    Wheaton, Illinois 60187

U.S. Bancorp Fund Services, LLC                615 East Michigan Street
(Transfer Agent)                               Milwaukee, Wisconsin 53202

U.S. Bank National Association                 425 Walnut Street, M.L. CN-OH-
W6TC
(Custodian)                                    Cincinnati, Ohio 45202

ITEM 29.  MANAGEMENT SERVICES

       Not applicable.

ITEM 30.  UNDERTAKINGS

       Not applicable.


<PAGE C-3>


                                  SIGNATURES

       Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registsration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective
Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Detroit, State of Michigan, on November 12, 2003.

                                 AMBASSADOR FUNDS


                                 By:/S/ BRIAN T. JEFFRIES
                                     Brian T. Jeffries, President

       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacity shown below on November 12, 2003:

NAME                             TITLE


/S/ BRIAN T. JEFFRIES            Trustee and President
Brian T. Jeffries                (Principal Executive Officer)


/S/ MARIA C. DENICOLO            Treasurer
Maria C. DeNicolo                (Principal Financial and Accounting Officer)


       *                         Trustee
Nicholas J. DeGrazia


       *                         Trustee
Ronald E. Hall


       *                         Chairman and Trustee
Conrad W. Koski


/s/ Gregory A. Prost             Vice President and Trustee
Gregory A. Prost

*Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney filed herewith.


By: /S/ BRIAN T. JEFFRIES
        Brian T. Jeffries, Attorney-In-Fact


<PAGE C-4>


                                 EXHIBIT INDEX

(g)    Custody Agreement between the Registrant and U.S. Bank National
       Association
(h)    (1) Administration Agreement between the Registrant and Fund Services
           Group, LLC
       (2) Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC
       (3) Fund Accounting Agreement between the Registrant and Fund Services Group, LLC
(i) Opinion and Consent of Dykema Gossett PLLC as to legality of shares being registered
(j)    Consent of Ernst & Young LLP

<PAGE C-5>



                                                                    Exhibit (g)
                               CUSTODY AGREEMENT

       THIS AGREEMENT is made and entered into as of August 1, 2003, by and between AMBASSADOR FUNDS, a Delaware statutory trust (the "Trust"), and U.S. BANK, NATIONAL ASSOCIATION, a national banking association (the "Custodian").

       WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is authorized to issue shares of beneficial interest in separate series, with each such series representing interests in a separate portfolio of securities and other assets;

       WHEREAS, the Trust desires to retain U.S. Bank, National Association, to act as Custodian for each series of the Trust listed on Exhibit C hereto (as amended from time to time) (each a "Fund" and, collectively, the "Funds");

       WHEREAS, the Trust desires that the Fund's Securities (defined below) and cash be held and administered by the Custodian pursuant to this Agreement; and

       WHEREAS, the Custodian is a bank having the qualifications prescribed in
Section 26(a)(1) of the 1940 Act;

       NOW, THEREFORE, in consideration of the promises and mutual covenants herein contained, and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto, intending to be legally bound, do hereby agree as follows:

                                  ARTICLE I
                                  DEFINITIONS

       Whenever used in this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meanings:

     1.1 "AUTHORIZED PERSON" means any Officer or other person duly authorized by resolution of the Board of Trustees to give Oral Instructions and Written Instructions on behalf of the Fund and named in Exhibit A hereto or in such resolutions of the Board of Trustees, certified by an Officer, as may be received by the Custodian from time to time.

     1.2 "BOARD OF TRUSTEES" shall mean the Trustees from time to time serving under the Trust's Declaration of Trust, as from time to time amended.

     1.3 "BOOK-ENTRY SYSTEM" shall mean a federal book-entry system as provided in Subpart O of Treasury Circular No. 300, 31 CFR 306, in Subpart B of 31 CFR Part 350, or in such book-entry regulations of federal agencies as are substantially in the form of such Subpart O.

<PAGE 1>

     1.4 "BUSINESS DAY" shall mean any day recognized as a settlement day by The New York Stock Exchange, Inc., and any other day for which the Trust computes the net asset value of Shares of the Fund.

     1.5 "FUND CUSTODY ACCOUNT" shall mean any of the accounts in the name of the Trust, which are provided for in Section 3.2 below.

     1.6  "NASD"   shall  mean  The National Association of Securities Dealers,
Inc.

     1.7  "OFFICER" shall mean the Chairman, President, any Vice President, any
Assistant  Vice  President,  the  Secretary,   any   Assistant  Secretary,  the
Treasurer, or any Assistant Treasurer of the Trust.

     1.8 "ORAL INSTRUCTIONS" shall mean instructions orally transmitted to and accepted by the Custodian because such instructions are: (i) reasonably believed by the Custodian to have been given by an Authorized Person, (ii) recorded and kept among the records of the Custodian made in the ordinary course of business and (iii) orally confirmed by the Custodian. The Trust shall cause all Oral Instructions to be confirmed by Written Instructions prior to the end of the next Business Day. If such Written Instructions confirming Oral Instructions are not received by the Custodian prior to a transaction, it shall in no way affect the validity of the transaction or the authorization thereof by the Trust. If Oral Instructions vary from the Written Instructions that purport to confirm them, the Custodian shall notify the Trust of such variance but such Oral Instructions will govern unless the Custodian has not yet acted.

     1.9  "PROPER  INSTRUCTIONS"   shall  mean  Oral  Instructions  or  Written
Instructions. Proper Instructions may be continuing Written Instructions when deemed appropriate by both parties.

    1.10 "SECURITIES DEPOSITORY" shall mean The Depository Trust Company and (provided that Custodian shall have received a copy of a resolution of the Board of Trustees, certified by an Officer, specifically approving the use of such clearing agency as a depository for the Fund) any other clearing agency registered with the Securities and Exchange Commission under Section 17A of the Securities and Exchange Act of 1934 as amended (the "1934 Act"), which acts as a system for the central handling of Securities where all Securities of any particular class or series of an issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of the Securities.

    1.11 "SECURITIES" shall include, without limitation, common and preferred stocks, bonds, call options, put options, debentures, notes, bank certificates of deposit, bankers' acceptances, mortgage-backed securities or other obligations, and any certificates, receipts, warrants or other instruments or documents representing rights to receive, purchase or subscribe for the same, or evidencing or representing any other rights or interests therein, or any similar property or assets that the Custodian has the facilities to clear and to service.

    1.12 "SHARES" shall mean, with respect to a Fund, the units of beneficial interest issued by the Trust on account of the Fund.


<PAGE 2>


    1.13 "SUB-CUSTODIAN" shall mean and include (i) any branch of a "U.S. Bank," as that term is defined in Rule 17f-5 under the 1940 Act, (ii) any "Eligible Foreign Custodian," as that term is defined in Rule 17f-5 under the 1940 Act, having a contract with the Custodian which the Custodian has determined will provide reasonable care of assets of the Fund based on the standards specified in Section 3.3 below. Such contract shall include provisions that provide: (i) for indemnification or insurance arrangements (or any combination of the foregoing) such that the Fund will be adequately protected against the risk of loss of assets held in accordance with such contract; (ii) that the Fund's assets will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the Sub-Custodian or its creditors except a claim of payment for their safe custody or administration, in the case of cash deposits, liens or rights in favor of creditors of the Sub-Custodian arising under bankruptcy, insolvency, or similar laws; (iii) that beneficial ownership for the Fund's assets will be freely transferable without the payment of money or value other than for safe custody or administration; (iv) that adequate records will be maintained identifying the assets as belonging to the Fund or as being held by a third party for the benefit of the Fund; (v) that the Fund's independent public accountants will be given access to those records or confirmation of the contents of those records; and (vi) that the Fund will receive periodic reports with respect to the safekeeping of the Fund's assets, including, but not limited to, notification of any transfer to or from a Fund's account or a third party account containing assets held for the benefit of the Fund. Such contract may contain, in lieu of any or all of the provisions specified above, such other provisions that the Custodian determines will provide, in their entirety, the same or a greater level of care and protection for Fund assets as the specified provisions, in their entirety.

    1.14 "WRITTEN INSTRUCTIONS" shall mean (i) written communications actually received by the Custodian and signed by an Authorized Person, or (ii) communications by telex or any other such system from one or more persons reasonably believed by the Custodian to be Authorized Persons, or (iii) communications between electro-mechanical or electronic devices provided that the use of such devices and the procedures for the use thereof shall have been approved by resolutions of the Board of Trustees, a copy of which, certified by an Officer, shall have been delivered to the Custodian.

                                  ARTICLE II
                           APPOINTMENT OF CUSTODIAN

     2.1 APPOINTMENT. The Trust hereby appoints the Custodian as custodian of all Securities and cash owned by or in the possession of the Fund at any time during the period of this Agreement, on the terms and conditions set forth in this Agreement, and the Custodian hereby accepts such appointment and agrees to perform the services and duties set forth in this Agreement.

     2.2 DOCUMENTS TO BE FURNISHED. The following documents, including any amendments thereto, will be provided contemporaneously with the execution of the Agreement to the Custodian by the Trust:

            (a) A copy of the Agreement and Declaration of Trust certified by the Secretary of the Trust;


<PAGE 3>


            (b) A copy of the Bylaws of the Trust certified by the Secretary of the Trust;

            (c) A copy of the resolution of the Board of Trustees of the Trust appointing the Custodian, certified by the Secretary of the Trust;

            (d) A copy of the then current Prospectus of the Trust; and

            (e) A certification of the Secretary of the Trust setting forth the names and signatures of the current Officers of the Trust and other Authorized Persons.

      2.3 NOTICE OF APPOINTMENT OF DIVIDEND  AND  TRANSFER  AGENT.   The  Trust
agrees to notify the Custodian in writing of the appointment, termination or change in appointment of any Dividend and Transfer Agent of a Fund.

                                 ARTICLE III
                        CUSTODY OF CASH AND SECURITIES

      3.1 SEGREGATION. All Securities and non-cash property held by the Custodian for the account of each Fund (other than Securities maintained in a Securities Depository or Book-Entry System) shall be physically segregated from other Securities and non-cash property in the possession of the Custodian (including the Securities and non-cash property of the other series of the Trust) and shall be identified as subject to this Agreement.

      3.2 FUND CUSTODY ACCOUNTS. As to each Fund, the Custodian shall open and maintain in its trust department a custody account in the name of the Trust coupled with the name of a Fund, subject only to draft or order of the Custodian, in which the Custodian shall enter and carry all Securities, cash and other assets of a Fund which are delivered to it.

      3.3 APPOINTMENT OF AGENTS.

            (a) In its discretion, the Custodian may appoint one or more Sub-Custodians to act as Securities Depositories or as sub-custodians to hold Securities and cash of a Fund and to carry out such other provisions of this Agreement as it may determine, provided, however, that the appointment of any such agents and maintenance of any Securities and cash of a Fund shall be at the Custodian's expense and shall not relieve the Custodian of any of its obligations or liabilities under this Agreement.

            (b) If, after the initial approval of Sub-Custodians by the Board of Trustees in connection with this Agreement, the Custodian wishes to appoint other Sub-Custodians to hold property of the Fund, it will so notify the Trust and provide it with information reasonably necessary to determine any such new Sub-Custodian's eligibility under Rule 17f-5 under the 1940 Act, including a copy of the proposed agreement with such Sub-Custodian. The Trust shall at the meeting of the Board of Trustees next following receipt of such notice and information give a written approval or disapproval of the proposed action.


<PAGE 4>


            (C) The Agreement between the Custodian and each Sub-Custodian acting hereunder shall contain the required provisions set forth in Rule 17f-5(a)(1)(iii).

            (d) At  the  end  of  each  calendar  quarter, the Custodian  shall provide written reports notifying the Board of Trustees of the placement of the Securities and cash of the Fund with a particular Sub-Custodian and of any material changes in a Fund's arrangements. The Custodian shall promptly take such steps as may be required to withdraw assets of a Fund from any Sub-Custodian that has ceased to meet the requirements of Rule 17f-5 under the 1940 Act.

            (e) With respect to its responsibilities under this Section 3.3, the Custodian hereby warrants to the Trust that it agrees to exercise reasonable care, prudence and diligence such as a person having responsibility for the safekeeping of property of a Fund. The Custodian further warrants that a Fund's assets will be subject to reasonable care, based on the standards applicable to custodians in the relevant market, if maintained with each Sub-Custodian, after considering all factors relevant to the safekeeping of such assets, including, without limitation: (i) the Sub-Custodian's practices, procedures, and internal controls, for certificated securities (if applicable), the method of keeping custodial records, and the security and data protection practices; (ii) whether the Sub-Custodian has the requisite financial strength to provide reasonable care for Fund assets; (iii) the Sub-Custodian's general reputation and standing and, in the case of a Securities Depository, the Securities Depository's operating history and number of participants; and (iv) whether a Fund will have jurisdiction over and be able to enforce judgments against the Sub-Custodian, such as by virtue of the existence of any offices of the Sub-Custodian in the United States or the Sub-Custodian's consent to service of process in the United States.

            (f) The Custodian shall establish a system to monitor the appropriateness of maintaining a Fund's assets with a particular Sub-Custodian and the contract governing the Fund's arrangements with such Sub-Custodian.

      3.4 DELIVERY OF ASSETS TO CUSTODIAN. The Trust shall deliver, or cause to be delivered, to the Custodian all of a Fund's Securities, cash and other assets, including (a) all payments of income, payments of principal and capital distributions received by a Fund with respect to such Securities, cash or other assets owned by a Fund at any time during the period of this Agreement, and (b) all cash received by a Fund for the issuance, at any time during such period, of Shares. The Custodian shall not be responsible for such Securities, cash or other assets until actually received by it.

      3.5 SECURITIES DEPOSITORIES AND BOOK-ENTRY SYSTEMS.   The  Custodian  may
deposit and/or maintain Securities of a Fund in a Securities Depository or in a Book-Entry System, subject to the following provisions:

            (a) Prior to a deposit of Securities of a Fund in any Securities Depository or Book-Entry System, the Trust shall deliver to the Custodian a resolution of the Board of Trustees, certified by an Officer, authorizing and instructing the Custodian on an on-


<PAGE 5>


       going basis to deposit in such Securities Depository or Book-Entry System all Securities eligible for deposit therein and to make use of such Securities Depository or Book-Entry System to the extent possible and practical in connection with its performance hereunder, including, without limitation, in connection with settlements of purchases and sales of Securities, loans of Securities, and deliveries and returns of collateral consisting of Securities.

            (b) Securities of a Fund kept in a Book-Entry System or Securities Depository shall be kept in an account ("Depository Account") of the Custodian in such Book-Entry System or Securities Depository which includes only assets held by the Custodian as a fiduciary, custodian or otherwise for customers.

            (c) The records of the Custodian with respect to Securities of a Fund maintained in a Book-Entry System or Securities Depository shall, by book-entry, identify such Securities as belonging to a Fund.

            (d) If Securities purchased by a Fund are to be held in a Book-Entry System or Securities Depository, the Custodian shall pay for such Securities upon (i) receipt of advice from the Book-Entry System or Securities Depository that such Securities have been transferred to the Depository Account, and (ii) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of a Fund. If Securities sold by a Fund are held in a Book-Entry System or Securities Depository, the Custodian shall transfer such Securities upon
       (i) receipt of advice from the Book-Entry System or Securities Depository that payment for such Securities has been transferred to the Depository Account, and (ii) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of a Fund.

            (e) The Custodian shall provide the Trust with copies of any report (obtained by the Custodian from a Book-Entry System or Securities Depository in which Securities of a Fund are kept) on the internal accounting controls and procedures for safeguarding Securities deposited in such Book-Entry System or Securities Depository.

            (f) Anything to the contrary in this Agreement notwithstanding, the Custodian shall be liable to the Trust for any loss or damage to a Fund resulting (i) from the use of a Book-Entry System or Securities Depository by reason of any negligence or willful misconduct on the part of Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above or any of its or their employees, or (ii) from failure of Custodian or any such Sub-Custodian to enforce effectively such rights as it may have against a Book-Entry System or Securities Depository. At its election, the Trust shall be subrogated to the rights of the Custodian with respect to any claim against a Book-Entry System or Securities Depository or any other person from any loss or damage to a Fund arising from the use of such Book-Entry System or Securities Depository, if and to the extent that a Fund has not been made whole for any such loss or damage.


<PAGE 6>


     3.6  DISBURSEMENT OF MONEYS FROM FUND  CUSTODY  ACCOUNT.   Upon receipt of
Proper Instructions, the Custodian shall disburse moneys from the Fund Custody Account but only in the following cases:

            (a) For the purchase of Securities for a Fund but only in accordance with Section 4.1 of this Agreement and only (i) in the case of Securities (other than options on Securities, futures contracts and options on futures contracts), against the delivery to the Custodian (or any Sub-Custodian appointed pursuant to Section 3.3 above) of such Securities registered as provided in Section 3.9 below or in proper form for transfer, or if the purchase of such Securities is effected through a Book-Entry System or Securities Depository, in accordance with the conditions set forth in Section 3.5 above; (ii) in the case of options on Securities, against delivery to the Custodian (or such Sub-Custodian) of such receipts as are required by the customs prevailing among dealers in such options; (iii) in the case of futures contracts and options on futures contracts, against delivery to the Custodian (or such Sub-Custodian) of evidence of title thereto in favor of a Fund or any nominee referred to in Section 3.9 below; and (iv) in the case of repurchase or reverse repurchase agreements entered into between the Trust and a bank which is a member of the Federal Reserve System or between the Trust and a primary dealer in U.S. Government securities, against delivery of the purchased Securities either in certificate form or through an entry crediting the Custodian's account at a Book-Entry System or Securities Depository with such Securities;

            (b) In connection with the conversion, exchange or surrender, as set forth in Section 3.7(f) below, of Securities owned by a Fund;

            (c) For the payment of any dividends or capital gain distributions declared by a Fund;

            (d) In payment  of  the  redemption  price of Shares as provided in
       Section 5.1 below;

            (e) For the payment of any expense or liability incurred by a Fund, including but not limited to the following payments for the account of a
       Fund: interest; taxes; administration, investment advisory, accounting, auditing, transfer agent, custodian, director and legal fees; and other operating expenses of a Fund; in all cases, whether or not such expenses are to be in whole or in part capitalized or treated as deferred expenses;

            (f) For transfer in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD, relating to compliance with rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions by a Fund;

            (g) For transfer in accordance with the provision of any agreement among the Trust, the Custodian, and a futures commission merchant registered under the


<PAGE 7>


       Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding account deposits in connection with transactions by a Fund;

            (h) For the funding of any uncertificated time deposit or other interest-bearing account with any banking institution (including the Custodian), which deposit or account has a term of one year or less; and

            (i) For any other proper purpose, but only upon receipt, in addition to Proper Instructions, of a copy of a resolution of the Board of Trustees, certified by an Officer, specifying the amount and purpose of such payment, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom such payment is to be made.

      3.7 DELIVERY OF SECURITIES FROM FUND CUSTODY ACCOUNT. Upon receipt of Proper Instructions, the Custodian shall release and deliver Securities from the Fund Custody Account but only in the following cases:

            (a) Upon the sale of Securities for the account of a Fund but only against receipt of payment therefore in cash, by certified or cashiers check or bank credit;

            (b) In the case of a sale effected through a Book-Entry System or Securities Depository, in accordance with the provisions of Section 3.5 above;

            (c) To an offeror's depository agent in connection with tender or other similar offers for Securities of a Fund; provided that, in any such case, the cash or other consideration is to be delivered to the Custodian;

            (d) To the issuer thereof or its agent (i) for transfer into the name of a Fund, the Custodian or any Sub-Custodian appointed pursuant to
       Section 3.3 above, or of any nominee or nominees of any of the foregoing, or (ii) for exchange for a different number of certificates or other evidence representing the same aggregate face amount or number of units; provided that, in any such case, the new Securities are to be delivered to the Custodian;

            (e) To the broker selling Securities, for examination in accordance with the "street delivery" custom;

            (f) For exchange or conversion pursuant to any plan or merger, consolidation, recapitalization, reorganization or readjustment of the issuer of such Securities, or pursuant to provisions for conversion contained in such Securities, or pursuant to any deposit agreement, including surrender or receipt of underlying Securities in connection with the issuance or cancellation of depository receipts; provided that, in any such case, the new Securities and cash, if any, are to be delivered to the Custodian;

            (g) Upon receipt of payment therefore pursuant to any repurchase or reverse repurchase agreement entered into by a Fund;


<PAGE 8>


            (h) In the case of warrants, rights or similar Securities, upon the exercise thereof, provided that, in any such case, the new Securities and cash, if any, are to be delivered to the Custodian;

            (i) For delivery in connection with any loans of Securities of a Fund, but only against receipt of such collateral as the Trust shall have specified to the Custodian in Proper Instructions;

            (j) For delivery as security in connection with any borrowings by a Fund requiring a pledge of assets by the Trust, but only against receipt by the Custodian of the amounts borrowed;

            (k) Pursuant   to   any    authorized    plan    of   liquidation,
       reorganization, merger, consolidation or recapitalization of the Trust;

            (l) For  delivery  in  accordance  with  the  provisions   of  any
       agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD, relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions by the Fund;

            (m)For   delivery  in  accordance  with  the  provisions  of  any
       agreement among the  Trust,  the  Custodian,  and  a  futures commission merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding account deposits in connection with transactions by the Fund; or

            (n) For any other proper corporate purpose, but only upon receipt, in addition to Proper Instructions, of a copy of a resolution of the Board of Trustees, certified by an Officer, specifying the Securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom delivery of such Securities shall be made.

       3.8  ACTIONS NOT REQUIRING PROPER  INSTRUCTIONS.   Unless  otherwise
instructed by the Trust, the Custodian shall with respect to all Securities held for a Fund:

            (a) Subject to Section 7.4 below, collect on a timely basis all income and other payments to which a Fund is entitled either by law or pursuant to custom in the securities business;

            (b) Present for payment and, subject to Section 7.4 below, collect on a timely basis the amount payable upon all Securities which may mature or be called, redeemed, or retired, or otherwise become payable;

            (c) Endorse for collection, in the name of a Fund, checks, drafts and other negotiable instruments;


<PAGE 9>


            (d) Surrender interim receipts or Securities in temporary form for Securities in definitive form;

            (e) Execute, as custodian, any necessary declarations or certificates of ownership under the federal income tax laws or the laws or regulations of any other taxing authority now or hereafter in effect, and prepare and submit reports to the Internal Revenue Service ("IRS") and to the Trust at such time, in such manner and containing such information as is prescribed by the IRS;

            (f) Hold for the Fund, either directly or, with respect to Securities held therein, through a Book-Entry System or Securities Depository, all rights and similar securities issued with respect to Securities of a Fund; and

            (g) In general, and except as otherwise directed in Proper Instructions, attend to all non-discretionary details in connection with the sale, exchange, substitution, purchase, transfer and other dealings with Securities and assets of a Fund.

     3.9 REGISTRATION AND TRANSFER OF SECURITIES. All Securities held for a Fund that are issued or issuable only in bearer form shall be held by the Custodian in that form, provided that any such Securities shall be held in a Book-Entry System if eligible therefor. All other Securities held for a Fund may be registered in the name of the Fund, the Custodian, or any Sub-Custodian appointed pursuant to Section 3.3 above, or in the name of any nominee of any of them, or in the name of a Book-Entry System, Securities Depository or any nominee of either thereof. The Trust shall furnish to the Custodian appropriate instruments to enable the Custodian to hold or deliver in proper form for transfer, or to register in the name of any of the nominees hereinabove referred to or in the name of a Book-Entry System or Securities Depository, any Securities registered in the name of a Fund.

        3.10 RECORDS.

            (a) The Custodian shall maintain, for each Fund, complete and accurate records with respect to Securities, cash or other property held for each Fund, including (i) journals or other records of original entry containing an itemized daily record in detail of all receipts and deliveries of Securities and all receipts and disbursements of cash;
       (ii) ledgers (or other records) reflecting  (A)  Securities in transfer,
       (B) Securities in physical possession, (C) monies and Securities borrowed and monies and Securities loaned (together with a record of the collateral therefor and substitutions of such collateral), (D) dividends and interest received, and (E) dividends receivable and interest receivable; and (iii) canceled checks and bank records related thereto. The Custodian shall keep such other books and records of each Fund as the Trust shall reasonably request, or as may be required by the 1940 Act, including, but not limited to, Section 31 of the 1940 Act and Rule 31a-2 promulgated thereunder.

            (b) All such books  and  records  maintained by the Custodian shall
       (i) be maintained in a form acceptable to the Trust and in compliance with rules and regulations of the Securities and Exchange Commission,
       (ii) be the property  of  the  Trust and at all


<PAGE 10>


       times during the regular business hours of the Custodian be made available upon request for inspection by duly authorized officers, employees or agents of the Trust and employees or agents of the Securities and Exchange Commission, and (iii) if required to be maintained by Rule 31a-1 under the 1940 Act, be preserved for the periods prescribed in Rule 31a-2 under the 1940 Act.

     3.11 FUND REPORTS BY CUSTODIAN. The Custodian shall furnish the Trust with a daily activity statement and a summary of all transfers to or from each Fund Custody Account on the day following such transfers. At least monthly and from time to time, the Custodian shall furnish the Trust with a detailed statement of the Securities and moneys held by the Custodian and the Sub-Custodians for each Fund under this Agreement.

    3.12 OTHER REPORTS BY CUSTODIAN. The Custodian shall provide the Trust with such reports, as the Trust may reasonably request from time to time, on the internal accounting controls and procedures for safeguarding Securities, which are employed by the Custodian or any Sub-Custodian appointed pursuant to
Section 3.3 above.

    3.13 PROXIES AND OTHER MATERIALS. The Custodian shall cause all proxies relating to Securities which are not registered in the name of a Fund, to be promptly executed by the registered holder of such Securities, without indication of the manner in which such proxies are to be voted, and shall promptly deliver to the Trust such proxies, all proxy soliciting materials and all notices relating to such Securities.

    3.14 INFORMATION ON CORPORATE ACTIONS. The Custodian shall promptly deliver to the Trust all information received by the Custodian and pertaining to Securities being held by the Fund with respect to optional tender or exchange offers, calls for redemption or purchase, or expiration of rights as described in the Standards of Service Guide attached as Exhibit B. If the Trust desires to take action with respect to any tender offer, exchange offer or other similar transaction, the Trust shall notify the Custodian at least five Business Days prior to the date on which the Custodian is to take such action. The Trust will provide or cause to be provided to the Custodian all relevant information for any Security which has unique put/option provisions at least five Business Days prior to the beginning date of the tender period.

                                 ARTICLE IV
                 PURCHASE AND SALE OF INVESTMENTS OF THE FUND

      4.1 PURCHASE OF SECURITIES. Promptly upon each purchase of Securities for a Fund, Written Instructions shall be delivered to the Custodian, specifying (a) the name of the issuer or writer of such Securities, and the title or other description thereof, (b) the number of shares, principal amount (and accrued interest, if any) or other units purchased, (c) the date of purchase and settlement, (d) the purchase price per unit, (e) the total amount payable upon such purchase, and (f) the name of the person to whom such amount is payable. The Custodian shall upon receipt of such Securities purchased by a Fund pay out of the moneys held for the account of the Fund the total amount specified in such Written Instructions to the person named therein. The Custodian shall not be under any obligation to pay out moneys to cover the cost of a purchase of


<PAGE 11>


Securities for a Fund, if in the Fund Custody Account there is insufficient cash available to the Fund for which such purchase was made.

     4.2 LIABILITY FOR PAYMENT IN ADVANCE OF RECEIPT OF SECURITIES PURCHASED. In any and every case where payment for the purchase of Securities for a Fund is made by the Custodian in advance of receipt of the Securities purchased but in the absence of specified Written Instructions to so pay in advance, the Custodian shall be liable to the Fund for such Securities to the same extent as if the Securities had been received by the Custodian.


     4.3 SALE OF SECURITIES. Promptly upon each sale of Securities by a Fund, Written Instructions shall be delivered to the Custodian, specifying (a) the name of the issuer or writer of such Securities, and the title or other description thereof, (b) the number of shares, principal amount (and accrued interest, if any), or other units sold, (c) the date of sale and settlement,
(d) the sale price per unit, (e)  the  total amount payable upon such sale, and
(f) the person to whom such Securities are to be delivered. Upon receipt of the total amount payable to a Fund as specified in such Written Instructions, the Custodian shall deliver such Securities to the person specified in such Written Instructions. Subject to the foregoing, the Custodian may accept payment in such form as shall be satisfactory to it, and may deliver Securities and arrange for payment in accordance with the customs prevailing among dealers in Securities.

      4.4 DELIVERY OF SECURITIES SOLD. Notwithstanding Section 4.3 above or any other provision of this Agreement, the Custodian, when instructed to deliver Securities against payment, shall be entitled, if in accordance with generally accepted market practice, to deliver such Securities prior to actual receipt of final payment therefor. In any such case, a Fund shall bear the risk that final payment for such Securities may not be made or that such Securities may be returned or otherwise held or disposed of by or through the person to whom they were delivered, and the Custodian shall have no liability for any for the foregoing.

      4.5 PAYMENT FOR SECURITIES SOLD, ETC. In its sole discretion and from time to time, the Custodian may credit the Fund Custody Account, prior to actual receipt of final payment thereof, with (i) proceeds from the sale of Securities which it has been instructed to deliver against payment, (ii) proceeds from the redemption of Securities or other assets of a Fund, and (iii) income from cash, Securities or other assets of a Fund. Any such credit shall be conditional upon actual receipt by Custodian of final payment and may be reversed if final payment is not actually received in full. The Custodian may, in its sole discretion and from time to time, permit a Fund to use funds so credited to the Fund Custody Account in anticipation of actual receipt of final payment. Any such funds shall be repayable immediately upon demand made by the Custodian at any time prior to the actual receipt of all final payments in anticipation of which funds were credited to the appropriate Fund Custody Account.

      4.6 ADVANCES BY CUSTODIAN FOR SETTLEMENT. The Custodian may, in its sole discretion and from time to time, advance monies to the Trust to facilitate the settlement of a Fund's transactions in the appropriate Fund Custody Account. Any such advance shall be repayable immediately upon demand made by Custodian.


<PAGE 12>


                                  ARTICLE V
                           REDEMPTION OF FUND SHARES

      5.1 TRANSFER OF FUNDS. From such monies as may be available for the purpose in the relevant Fund Custody Account, and upon receipt of Proper Instructions specifying that the monies are required to redeem Shares of a Fund, the Custodian shall wire each amount specified in such Proper Instructions to or through such bank as the Trust may designate with respect to such amount in such Proper Instructions.

      5.2 NO DUTY REGARDING PAYING BANKS. The Custodian shall not be under any obligation to effect payment or distribution by any bank designated in Proper Instructions given pursuant to Section 5.1 above of any amount paid by the Custodian to such bank in accordance with such Proper Instructions.

                                  ARTICLE VI
                              SEGREGATED ACCOUNTS

      6.1 Upon receipt of Proper Instructions, the Custodian shall establish and maintain a segregated account or accounts for and on behalf of each Fund, into which account or accounts may be transferred cash and/or Securities, including Securities maintained in a Depository Account,

            (a) IN ACCORDANCE WITH THE PROVISIONS OF ANY AGREEMENT among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or the Commodity Futures Trading Commission or any registered contract market), or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by a Fund,

            (b) for purposes of segregating cash or Securities in connection with securities options purchased or written by a Fund or in connection with financial futures contracts (or options thereon) purchased or sold by a Fund,

            (c) which constitute collateral for loans of Securities made by a Fund,

            (d) for purposes of compliance by each Fund with requirements under the 1940 Act for the maintenance of segregated accounts by registered investment companies in connection with reverse repurchase agreements and when-issued, delayed delivery and firm commitment transactions, and

            (e) for other proper corporate purposes, but only upon receipt of, in addition to Proper Instructions, a certified copy of a resolution of the Board of Trustees, certified by an Officer, setting forth the purpose or purposes of such segregated account and declaring such purposes to be proper corporate purposes.


<PAGE 13>


      6.2 Each segregated account established under this Article VI shall be established and maintained for each Fund only. All Proper Instructions relating to a segregated account shall specify the name of the particular Fund.

                                 ARTICLE VII
                           CONCERNING THE CUSTODIAN

      7.1 STANDARD OF CARE. The Custodian shall be held to the exercise of reasonable care in carrying out its obligations under this Agreement, and shall be without liability to the Trust or any Fund for any loss, damage, cost, expense (including attorneys' fees and disbursements), liability or claim unless such loss, damage, cost, expense, liability or claim arises from negligence, bad faith or willful misconduct on its part or on the part of any Sub-Custodian appointed pursuant to Section 3.3 above. The Custodian shall be entitled to rely on and may act upon advice of counsel on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. The Custodian shall promptly notify the Trust of any action taken or omitted by the Custodian pursuant to advice of counsel. The Custodian shall not be under any obligation at any time to ascertain whether the Trust or each Fund is in compliance with the 1940 Act, the regulations thereunder, the provisions of the Trust's charter documents or by-laws, or its investment objectives and policies as then in effect.

      7.2 ACTUAL COLLECTION REQUIRED. The Custodian shall not be liable for, or considered to be the custodian of, any cash belonging to the Fund or any money represented by a check, draft or other instrument for the payment of money, until the Custodian or its agents actually receive such cash or collect on such instrument.

      7.3 NO RESPONSIBILITY FOR TITLE, ETC. So long as and to the extent that it is in the exercise of reasonable care, the Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received or delivered by it pursuant to this Agreement.

      7.4 LIMITATION ON DUTY TO COLLECT. Custodian shall not be required to enforce collection, by legal means or otherwise, of any money or property due and payable with respect to Securities held for the Fund if such Securities are in default or payment is not made after due demand or presentation.

      7.5 RELIANCE UPON DOCUMENTS AND INSTRUCTIONS. The Custodian shall be entitled to rely upon any certificate, notice or other instrument in writing received by it and reasonably believed by it to be genuine. The Custodian shall be entitled to rely upon any Oral Instructions and any Written Instructions actually received by it pursuant to this Agreement.

      7.6 EXPRESS DUTIES ONLY. The Custodian shall have no duties or obligations whatsoever except such duties and obligations as are specifically set forth in this Agreement, and no covenant or obligation shall be implied in this Agreement against the Custodian.

      7.7 CO-OPERATION.   The  Custodian  shall  cooperate   with   and  supply
necessary information to the entity or entities appointed by the Trust to keep the books of account of the


<PAGE 14>


Fund and/or compute the value of the assets of each Fund.   The  Custodian
shall take all such reasonable actions as the Trust may from time to time request to enable the Trust to obtain, from year to year, favorable opinions from the Trust's independent accountants with respect to the Custodian's activities hereunder in connection with (a) the preparation of the Trust's reports on Form N-1A and Form N-SAR and any other reports required by the Securities and Exchange Commission, and (b) the fulfillment by the Trust of any other requirements of the Securities and Exchange Commission.

                                 ARTICLE VIII
                                INDEMNIFICATION

      8.1 INDEMNIFICATION BY TRUST. The Trust shall indemnify and hold harmless the Custodian and any Sub-Custodian appointed pursuant to Section 3.3 above, and any nominee of the Custodian or of such Sub-Custodian, from and against any loss, damage, cost, expense (including attorneys' fees and disbursements), liability (including, without limitation, liability arising under the Securities Act of 1933, the 1934 Act, the 1940 Act, and any state or foreign securities and/or banking laws) or claim arising directly or indirectly
(a) from the fact that Securities are registered in the name of any such nominee, or (b) from any action or inaction by the Custodian or such Sub-Custodian (i) at the request or direction of or in reliance on the advice of the Trust, or (ii) upon Proper Instructions, or (c) generally, from the performance of its obligations under this Agreement or any sub-custody agreement with a Sub-Custodian appointed pursuant to Section 3.3 above, provided that neither the Custodian nor any such Sub-Custodian shall be indemnified and held harmless from and against any such loss, damage, cost, expense, liability or claim arising from the Custodian's or such Sub-Custodian's negligence, bad faith or willful misconduct.

      8.2 INDEMNIFICATION BY CUSTODIAN. The Custodian shall indemnify and hold harmless the Trust from and against any loss, damage, cost, expense (including attorneys' fees and disbursements), liability (including without limitation, liability arising under the Securities Act of 1933, the 1934 Act, the 1940 Act, and any state or foreign securities and/or banking laws) or claim arising from the negligence, bad faith or willful misconduct of the Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above, or any nominee of the Custodian or of such Sub-Custodian.

      8.3 INDEMNITY TO BE PROVIDED. If the Trust requests the Custodian to take any action with respect to Securities, which may, in the opinion of the Custodian, result in the Custodian or its nominee becoming liable for the payment of money or incurring liability of some other form, the Custodian shall not be required to take such action until the Trust shall have provided indemnity therefor to the Custodian in an amount and form satisfactory to the Custodian.

      8.4 SECURITY. If the Custodian advances cash or Securities to a Fund for any purpose, either at the Trust's request or as otherwise contemplated in this Agreement, or in the event that the Custodian or its nominee incurs, in connection with its performance under this Agreement, any loss, damage, cost, expense (including attorneys' fees and disbursements), liability or claim (except such as may arise from its or its nominee's negligence, bad faith or willful misconduct), then, in any such event, any property at any time held for the account of the Fund shall be


<PAGE 15>


security therefor, and should a Fund fail promptly to repay or indemnify the Custodian, the Custodian shall be entitled to utilize available cash of such Fund and to dispose of other assets of such Fund to the extent necessary to obtain reimbursement or indemnification.

                                  ARTICLE IX
                                 FORCE MAJEURE

      9.1 Neither the Custodian nor the Trust shall be liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances; sabotage; strikes; epidemics; riots; power failures; computer failure and any such circumstances beyond its reasonable control as may cause interruption, loss or malfunction of utility, transportation, computer (hardware or software) or telephone communication service; accidents; labor disputes; acts of civil or military authority; governmental actions; or inability to obtain labor, material, equipment or transportation; provided, however, that the Custodian in the event of a failure or delay (i) shall not discriminate against the Fund in favor of any other customer of the Custodian in making computer time and personnel available to input or process the transactions contemplated by this Agreement and (ii) shall use its best efforts to ameliorate the effects of any such failure or delay.

                                 ARTICLE X
                         EFFECTIVE PERIOD; TERMINATION

     10.1 EFFECTIVE PERIOD. This Agreement shall become effective as of its execution and shall continue in full force and effect until terminated as hereinafter provided.

     10.2 TERMINATION. Either party hereto may terminate this Agreement by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than sixty (60) days after the date of the giving of such notice. If a successor custodian shall have been appointed by the Board of Trustees, the Custodian shall, upon receipt of a notice of acceptance by the successor custodian, on such specified date of termination
(a) deliver directly to the successor custodian all Securities (other than Securities held in a Book-Entry System or Securities Depository) and cash then owned by a Fund and held by the Custodian as custodian, and (b) transfer any Securities held in a Book-Entry System or Securities Depository to an account of or for the benefit of a Fund at the successor custodian, provided that the Trust shall have paid to the Custodian all fees, expenses and other amounts to the payment or reimbursement of which it shall then be entitled. Upon such delivery and transfer, the Custodian shall be relieved of all obligations under this Agreement. The Trust may at any time immediately terminate this Agreement in the event of the appointment of a conservator or receiver for the Custodian by regulatory authorities or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction.

     10.3 FAILURE TO APPOINT SUCCESSOR CUSTODIAN. If a successor custodian is not designated by the Trust on or before the date of termination specified pursuant to Section 10.1 above, then the Custodian shall have the right to deliver to a bank or corporation company of its own selection, which (a) is a "bank" as defined in the 1940 Act and (b) has aggregate capital,


<PAGE 16>


surplus and undivided profits as shown on its then most recent published report of not less than $25 million, all Securities, cash and other property held by Custodian under this Agreement and to transfer to an account of or for a Fund at such bank or trust company all Securities of a Fund held in a Book-
Entry  System  or Securities  Depository.   Upon  such  delivery and transfer,
such bank or trust company shall be the successor custodian under this Agreement and the Custodian shall be relieved of all obligations under this Agreement.

                                  ARTICLE XI
                           COMPENSATION OF CUSTODIAN

     11.1 The Custodian shall be entitled to compensation as agreed upon from time to time by the Trust and the Custodian. The fees and other charges in effect on the date hereof and applicable to the Fund are set forth in Exhibit C attached hereto.

                                 ARTICLE XII
                            LIMITATION OF LIABILITY

     12.1 It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the property of the Trust as provided in the Trust's Declaration of Trust, as from time to time amended. The execution and delivery of this Agreement have been authorized by the Trustees, and this Agreement has been signed and delivered by an authorized officer of the Trust, acting as such, and neither such authorization by the Trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in the above-mentioned Declaration of Trust.

                                 ARTICLE XIII
                                    NOTICES

     13.1 Any notice required or permitted to be given by either party to the other shall be in writing and shall be deemed to have been given on the date delivered personally or by courier service, or three (3) days after sent by registered or certified mail, postage prepaid, return receipt requested, or on the date sent and confirmed received by facsimile transmission to the other party's address set forth below:

       Notice to the Trust shall be sent to:
             Ambassador Funds
             211 W. Fort Street, Suite 720
             Detroit, MI 48226
             Facsimile:  (313) 961-2875

       and notice to the Custodian shall be sent to:
             U.S. Bank, National Association
             425 Walnut Street, M.L. CN-OH-W6TC
             Cincinnati, OHIO   45202


<PAGE 17>

             Attention:  Mutual Fund Custody Services
             Facsimile:  (651)  767-9164

or at such other address as either party shall have provided to the other by notice given in accordance with this Article XIII.

                                  ARTICLE XIV
                                 MISCELLANEOUS

       14.1 GOVERNING LAW. This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio.

       14.2 REFERENCES TO  CUSTODIAN.   The Trust shall not circulate any
printed matter which contains any reference to Custodian without the prior written approval of Custodian, excepting printed matter contained in the prospectus or statement of additional information for the Fund and such other printed matter as merely identifies Custodian as custodian for the Fund. The Trust shall submit printed matter requiring approval to Custodian in draft form, allowing sufficient time for review by Custodian and its counsel prior to any deadline for printing.

     14.3 NO WAIVER. No failure by either party hereto to exercise, and no delay by such party in exercising, any right hereunder shall operate as a waiver thereof. The exercise by either party hereto of any right hereunder shall not preclude the exercise of any other right, and the remedies provided herein are cumulative and not exclusive of any remedies provided at law or in equity.

     14.4 AMENDMENTS. This Agreement cannot be changed orally and no amendment to this Agreement shall be effective unless evidenced by an instrument in writing executed by the parties hereto.

     14.5 COUNTERPARTS. This Agreement may be executed in one or more counterparts, and by the parties hereto on separate counterparts, each of which shall be deemed an original but all of which together shall constitute but one and the same instrument.

     14.6 SEVERABILITY. If any provision of this Agreement shall be invalid, illegal or unenforceable in any respect under any applicable law, the validity, legality and enforceability of the remaining provisions shall not be affected or impaired thereby.

     14.7 SUCCESSORS AND ASSIGNS. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by either party hereto without the written consent of the other party hereto.

     14.8 HEADINGS.   The  headings  of  sections  in this  Agreement  are  for
convenience of reference only and shall not affect the meaning or construction of any provision of this Agreement.


<PAGE 18>





IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by a duly authorized officer on one or more counterparts as of the date first above written.

AMBASSADOR FUNDS                        U.S. BANK, NATIONAL
                                               ASSOCIATION



BY:_________________________            BY: ____________________________
   BRIAN T. JEFFRIES, PRESIDENT


                                        TITLE: _________________________





<PAGE 19>




                                   EXHIBIT A

                              AUTHORIZED PERSONS

Set forth below are the names and specimen signatures of the persons authorized by the Trust to administer the Fund Custody Accounts.



AUTHORIZED PERSONS                                   SPECIMEN SIGNATURES


President:          Brian T. Jeffries                ___________________


Secretary:          Kathryn J. Nurre                 ___________________


Treasurer:          Maria C. DeNicolo                ___________________


Vice President:     Gregory A. Prost                 ___________________


ADVISER EMPLOYEES:

Gary R. Schaefer                                     ___________________

ADMINISTRATOR EMPLOYEES:

Christina M. Curtis                                  ___________________


Lynn H. Waterloo                                     ___________________





<PAGE 20>




                                   EXHIBIT B

                    US BANK INSTITUTIONAL CUSTODY SERVICES
                          STANDARDS OF SERVICE GUIDE

       U.S. Bank, N.A. ("US Bank"), is committed to providing superior quality service to all customers and their agents at all times. We have compiled this guide as a tool for our clients to determine our standards for the processing of security settlements, payment collection, and capital change transactions. Deadlines recited in this guide represent the times required for US BANK to guarantee processing. Failure to meet these deadlines will result in settlement at our client's risk. In all cases, US Bank will make every effort to complete all processing on a timely basis.

       US Bank is a direct participant of the Depository Trust Company, a direct member of the Federal Reserve Bank of Cleveland, and utilizes the Bank of New York as its agent for ineligible and foreign securities.

       For corporate reorganizations, US Bank utilizes SEI's Reorg Source, Financial Information, Inc., XCITEK, DTC Important Notices, Capital Changes Daily (CCH) and THE WALL STREET JOURNAL.

       For bond calls and mandatory puts, US Bank utilizes SEI's Bond Source, Kenny Information Systems, Standard & Poor's Corporation, XCITEK, and DTC Important Notices. US Bank will not notify clients of optional put opportunities.

       Any securities delivered free to US Bank or its agents must be received three (3) business days prior to any payment or settlement in order for the US Bank standards of service to apply.

       Should you have any questions regarding the information contained in this guide, please feel free to contact your account representative.

             THE INFORMATION CONTAINED IN THIS STANDARDS OF SERVICE GUIDE IS SUBJECT TO CHANGE. SHOULD ANY CHANGES BE MADE US BANK WILL PROVIDE YOU WITH AN UPDATED COPY OF ITS STANDARDS OF SERVICE GUIDE.









<PAGE 21>




                     US BANK SECURITY SETTLEMENT STANDARDS

TRANSACTION TYPE                       INSTRUCTIONS DEADLINES*                      DELIVERY INSTRUCTIONS
DTC                                    1:30 p.m. on Settlement Date                 DTC Participant #2803
                                                                                    Agent Bank ID 27895
                                                                                    Institutional #________________
                                                                                    For Account #____________

Federal Reserve Book Entry             12:30 P.M. on Settlement Date                Federal Reserve Bank of Cleveland
                                                                                    for Firstar Bank, N.A.  ABA# 042000013
                                                                                    CINTI/1050
                                                                                    For Account #_____________

Federal Reserve Book Entry             1:00 P.M. on Settlement Date                 Federal Reserve Bank of Cleveland
(Repurchase Agreement Collateral                                                    for Firstar Bank, N.A.   ABA# 042000013
(Only)                                                                              CINTI/1040
                                                                                    For Account #_____________

PTC Securities                         12:00 P.M. on Settlement Date                PTC For Account BYORK
(GNMA Book Entry)                                                                   Firstar Bank / 117612

Physical Securities                    9:30 A.M. EST on Settlement Date             Bank of New York
                                       (for Deliveries, by 4:00 P.M. on Settlement  One Wall Street- 3rd Floor - Window A
                                       Date minus 1)                                New York, NY  10286
                                                                                    For account of Firstar Bank / Cust #117612
                                                                                    Attn: Donald Hoover

CEDEL/EURO-CLEAR                       11:00 A..M. on  Settlement Date minus 2      Cedel a/c 55021
                                                                                    FFC: a/c 387000
                                                                                    Firstar Bank /Global Omnibus

                                                                                    Euroclear a/c 97816
                                                                                    FFC:  a/c 387000
                                                                                    Firstar Bank/Global Omnibus


Cash Wire Transfer                     3:00 P.M.                                    Firstar Bank, N.A. Cinti/Trust ABA# 042000013
                                                                                    Credit Account #112950027
                                                                                    Account of Firstar Trust Services
                                                                                    Further Credit to ___________
                                                                                    Account # _______________

*  All times listed are Eastern Standard Time.







<PAGE 22>




                           US BANK PAYMENT STANDARDS

SECURITY TYPE                                    INCOME                               PRINCIPAL
Equities                                         Payable Date

Municipal Bonds*                                 Payable Date                         Payable Date

Corporate Bonds*                                 Payable Date                         Payable Date

Federal Reserve Bank Book Entry*                 Payable Date                         Payable Date

PTC GNMA's (P&I)                                 Payable Date + 1                     Payable Date + 1

CMOs *
     DTC                                         Payable Date + 1                     Payable Date + 1
     Bankers Trust                               Payable Date + 1                     Payable Date + 1

SBA Loan Certificates                            When Received                        When Received

Unit Investment Trust Certificates*              Payable Date                         Payable Date

Certificates of Deposit*                         Payable Date + 1                     Payable Date + 1

Limited Partnerships                             When Received                        When Received

Foreign Securities                               When Received                        When Received

*Variable Rate Securities
     Federal Reserve Bank Book Entry             Payable Date                         Payable Date
     DTC                                         Payable Date + 1                     Payable Date + 1
     Bankers Trust                               Payable Date + 1                     Payable Date + 1

 NOTE: If a payable date falls on a weekend or bank holiday, payment will be made on the immediately following business day.





<PAGE 23>




                  US BANK CORPORATE REORGANIZATION STANDARDS

TYPE OF ACTION                   NOTIFICATION TO CLIENT            DEADLINE FOR CLIENT INSTRUCTIONS   TRANSACTION POSTING
                                                                   TO US BANK
Rights, Warrants, and Optional   Later of 10 business days prior   5 business days prior to           Upon receipt
Mergers                          to expiration or receipt of       expiration
                                 notice

Mandatory Puts with Option to    Later of 10 business days prior   5 business days prior to           Upon receipt
Retain                           to expiration or receipt of       expiration
                                 notice

Class Actions                    10 business days prior to         5 business days prior to           Upon receipt
                                 expiration date                   expiration

Voluntary Tenders, Exchanges,    Later of 10 business days prior   5 business days prior to           Upon receipt
and Conversions                  to expiration or receipt of       expiration
                                 notice

Mandatory Puts, Defaults,        At posting of funds or securities None                               Upon receipt
Liquidations, Bankruptcies,      received
Stock Splits, Mandatory
Exchanges

Full and Partial Calls           Later of 10 business days prior   None                               Upon receipt
                                 to expiration or receipt of
                                 notice

 NOTE:   Fractional shares/par amounts resulting from any of the above will be sold.







<PAGE 24>




                                   EXHIBIT C

                                  Fund Names


NAME OF SERIES                                          DATE ADDED

Ambassador Money Market Fund                            August 1,2003










<PAGE 25>




                                   EXHIBIT D

                                 Fee Schedule

                      U.S. BANK, NATIONAL ASSOCIATION
                         DOMESTIC CUSTODY SERVICES
                             ANNUAL FEE SCHEDULE

ANNUAL FEE BASED UPON MARKET VALUE PER FUND:
3 basis points on the first $20 million
2 basis points on the next $20 million
1 basis point on the balance
Minimum annual fee per fund - $4,800

PORTFOLIO TRANSACTION FEES

$ 5.00 per disbursement (waived if U.S. Bancorp is Administrator)
$ 7.00 per repurchase agreement transaction
$ 9.00 per book entry security (depository or Federal Reserve system) $25.00 per portfolio transaction processed through our New York custodian definitive security (physical)
$ 9.00 per GNMA Amortized security purchase
$ 8.00 per GNMA principal/interest paydown, GNMA sales
$15.00 per option/future contract written, exercised or expired
$50.00 per Cedel/Euroclear transaction
$15.00 per mutual fund trade
$15.00 per Fed Wire or withdrawal
$10.00 per margin variation
$ 6.00 per short sale
$ 6.00 per paydown transaction

A transaction is a purchase/sale of a security, free receipt/free delivery (excludes initial conversion, maturity, tender or exchange.

Overdrafts - charged to the account at prime interest rate.

Plus out-of-pocket expenses, and extraordinary expenses based upon complexity, including items such as shipping fees or transfer fees.

Fees are billed monthly.


<PAGE 26>



                                                                 Exhibit (h)(1)
                           ADMINISTRATION AGREEMENT


       THIS AGREEMENT is made as of August 1, 2003, by and between AMBASSADOR FUNDS, a Delaware business trust (the "Company"), having its principal place of business at 211 West Fort Street, Suite 720, Detroit, Michigan 48226, and FUND SERVICES GROUP, LLC (the "Administrator"), an Illinois limited liability company having its principal place of business at 1776-A South Naperville Road, Suite 101, Wheaton, Illinois 60187.

       WHEREAS, the Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of one or more series of shares of beneficial interest or common stock ("Shares"); and

       WHEREAS, the Company desires the Administrator to provide, and the Administrator is willing to provide, management and administrative services to each series of the Company, all as now or hereafter may be established from time to time ("Portfolios"), on the terms and conditions hereinafter set forth.

       NOW, THEREFORE, in consideration of the premises and the covenants hereinafter contained, the Company and the Administrator hereby agree as follows:

       1.RETENTION OF THE ADMINISTRATOR. The Company hereby retains the Administrator to act as the administrator of the Portfolios and to furnish the Portfolios with the management and administrative services as set forth in
Section 2 below. The Administrator hereby accepts such employment to perform the duties set forth below.

       The Administrator shall, for all purposes herein, be deemed to be an independent contractor and, unless otherwise expressly provided or authorized (e.g., those instances in which an employee of the Administrator is a duly elected officer of the Company), shall have no authority to act for or represent the Company in any way and shall not be deemed an agent of the Company.

       2.ADMINISTRATIVE  SERVICES.   The  Administrator   shall   perform   or
supervise the administrative services performed by others of in connection with the operations of the Portfolios, and, on behalf of the Company, will investigate, assist in the selection of and conduct relations with custodians, depositories, accountants, legal counsel, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and persons in any other capacity deemed to be necessary or desirable for the Portfolios' operations. The Administrator shall provide the Board of Trustees of the Company (hereafter referred to as the "Trustees") with such reports regarding investment performance as they may reasonably request but shall have no responsibility for supervising the performance by any investment adviser or sub-adviser of its responsibilities.

       The Administrator shall provide the Company with regulatory reporting, all necessary office space, equipment, personnel, compensation and facilities (including facilities for Shareholders' and Trustees' meetings) for handling the affairs of the Portfolios and such other services as the Administrator shall, from time to time, determine to be necessary to perform its obligations under this Agreement. In addition, at the request of the Trustees, the Administrator


<PAGE 1>


shall make reports to the Company's Trustees concerning the performance of its obligations hereunder.

       Without limiting the generality of the foregoing, the Administrator shall:

            (a) calculate contractual Company expenses and control all disbursements for the Company, and as appropriate, compute the Company's yields, total return, expense ratios, portfolio turnover rate and, if required, portfolio average dollar-weighted maturity;

            (b) assist  Company  legal  counsel with the timely preparation  of
       prospectuses,   statements  of  additional   information,   registration
       statements and proxy materials;

            (c) prepare such reports, applications and documents (including reports regarding the sale and redemption of Shares as may be required in order to comply with Federal and state securities law);

            (d) develop and prepare, with the assistance of the Company's investment adviser and legal counsel, communications to salespersons or Shareholders, including the annual and semi-annual reports to Shareholders, coordinate the mailing of prospectuses, notices, proxy statements, proxies and other reports to Company Shareholders, and supervise and facilitate the proxy solicitation process for all shareholder meetings, including the tabulation of shareholder votes;

            (e) administer  contracts  on  behalf  of  the  Company with, among
       others,  the  Company's  investment  adviser,  distributor,   custodian,
       transfer agent and fund accountant;

            (f) supervise the Company's transfer agent with respect to the payment of dividends and other distributions to Shareholders;

            (g) calculate performance data of the Portfolios for dissemination to information services covering the investment company industry;

            (h) coordinate and supervise the preparation and filing of the Company's tax returns;

            (i) examine and review the operations and performance of the various organizations providing services to the Company or any Portfolio of the Company, including, without limitation, the Company's investment adviser, distributor, custodian, fund accountant, transfer agent, outside legal counsel and independent public accountants, and at the request of the Trustees, report to the Board on the performance of organizations;

            (j) assist with the layout and printing of publicly disseminated prospectuses and assist with and coordinate layout and printing of the Company's semi-annual and annual reports to Shareholders;

            (k) assist with the design, development, and operation of the Portfolios, including new classes, investment objectives, policies and structure;


<PAGE 2>


            (l) provide individuals reasonably acceptable to the Company's Trustees to serve as officers of the Company, who will be responsible for the management of certain of the Company's affairs as determined by the Company's Trustees;

            (m) advise the Company and its Trustees on matters concerning the Company and its affairs;

            (n) obtain and keep in effect fidelity bonds and directors and officers/errors and omissions insurance policies for the Company in accordance with the requirements of Rules 17g-1 and 17d-1(7) under the 1940 Act as such bonds and policies are approved by the Company's Trustees;

            (o) monitor and advise the Company and its Portfolios on their registered investment company status under the Internal Revenue Code of 1986, as amended;

            (p) perform  all  administrative  services  and  functions  of  the
       Company and each Portfolio to the extent administrative services and functions are not provided to the Company or such Portfolio pursuant to the Company's or such Portfolio's investment advisory agreement, distribution agreement, custodian agreement, transfer agent agreement and fund accounting agreement;

            (q) furnish advice and recommendations with respect to other aspects of the business and affairs of the Portfolios as the Company and the Administrator shall determine desirable; and

            (r) prepare and file with the SEC all reports for the Company on Form N-SAR and all required notices pursuant to Rule 24f-2.

       The Administrator shall perform such other services for the Company that are mutually agreed upon by the parties from time to time. Such services may include performing internal audit examinations; mailing the annual and semi-annual reports of the Portfolios; preparing an annual list of Shareholders; and mailing notices of Shareholders' meetings, proxies and proxy statements, for all of which the Company will pay the Administrator's out-of-pocket expenses.

       3. ALLOCATION OF CHARGES AND EXPENSES. The Administrator shall furnish at its own expense the executive, supervisory and clerical personnel necessary to perform its obligations under this Agreement. The Administrator shall also provide the items which it is obligated to provide under this Agreement, and shall pay all compensation, if any, of officers of the Company as well as all Trustees of the Company who are affiliated persons of the Administrator or any affiliated corporation of the Administrator; provided, however, that unless otherwise specifically provided, the Administrator shall not be obligated to pay the compensation of any employee of the Company retained by the Trustees of the Company to perform services on behalf of the Company.

       The Company assumes and shall pay or cause to be paid all other expenses of the Company not otherwise allocated herein, including, without limitation, organization costs, taxes, expenses for legal and auditing services, the expenses of preparing (including typesetting), printing and mailing reports, prospectuses, statements of additional information, proxy


<PAGE 3>


solicitation material and notices to existing Shareholders, all expenses incurred in connection with issuing and redeeming Shares, the cost of initial and ongoing registration of the Shares under Federal and state securities laws, fees and out-of-pocket expenses of Trustees who are not affiliated persons of the Administrator or the Investment Adviser to the Company or any affiliated corporation of the Administrator or the Investment Adviser, insurance (including directors and officers professional liability insurance and a fidelity bond), interest, brokerage costs, litigation and other extraordinary or nonrecurring expenses, and all fees and charges of investment advisers to the Company. The Company assumes and shall pay or cause to be paid the cost of monitoring the sale of Company Shares for compliance with state securities laws, and the costs of filing with the appropriate state securities authorities the registration statements and reports for the Company and the Company's Shares, and all amendments thereto, as may be necessary or convenient to register and keep
effective   the   Company  and  the  Company's  Shares  with  state  securities authorities to enable the Company to make a continuous offering of its Shares.

       4. COMPENSATION OF THE ADMINISTRATOR. For the services to be rendered, the facilities furnished and the expenses assumed by the Administrator pursuant to this Agreement, the Company shall pay to the Administrator compensation at the following annual rate:

       .     4 basis points (0.04%) of the first $500 million of net assets of the Company,
       .     3 basis points (0.03%) of the next $500 million of net assets of the Company, and
       .     2 basis points (0.02%) on net assets in excess of $1 billion.

provided, however, that the minimum annual fee payable to the Administrator shall be $30,000. Such compensation shall be calculated and accrued daily, and paid to the Administrator monthly. In addition to paying the Administrator the fees set forth in the Fee Agreement, the Company shall also reimburse the Administrator for its reasonable out-of-pocket expenses.

       If this Agreement becomes effective subsequent to the first day of a month or terminates before the last day of a month, the Administrator's compensation for that part of the month in which this Agreement is in effect shall be prorated in a manner consistent with the calculation of the fees as set forth above. All rights of compensation under this Agreement for services performed on or before the termination date shall survive the termination of this Agreement.

      5. LIMITATION OF LIABILITY OF THE ADMINISTRATOR. The duties of the Administrator shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Administrator hereunder. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in carrying out its duties hereunder, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder, except as may otherwise be provided under provisions of applicable law which cannot be waived or modified hereby. (As used in this Article 5, the term "Administrator" shall include partners, officers, employees and other agents of the Administrator as well as the Administrator itself.)

       So long as the Administrator acts in good faith and with due diligence and without negligence, the Company assumes full responsibility and shall indemnify the Administrator and


<PAGE 4>


hold it harmless from and against any and all actions, suits and claims, whether groundless or otherwise, and from and against any and all losses, damages, costs, charges, reasonable counsel fees and disbursements, payments, expenses and liabilities (including reasonable investigation
expenses)   arising  directly   or  indirectly  out   of   the Administrator's
actions taken or nonactions with respect to the performance of services hereunder. The indemnity and defense provisions set forth herein shall indefinitely survive the termination of this Agreement.

       Subject to applicable laws and regulations, the rights hereunder shall include the right to reasonable advances of defense expenses in the event of any pending or threatened litigation with respect to which indemnification hereunder may ultimately be merited. In order that the indemnification provision contained herein shall apply, however, it is understood that if in any case the Company may be asked to indemnify or hold the Administrator harmless, the Company shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the Administrator will use all reasonable care to identify and notify the Company promptly concerning any situation which presents or appears likely to present the probability of such a claim for indemnification against the Company, but failure to do so in good faith shall not affect the rights hereunder.

       The Company shall be entitled to participate at its own expense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this indemnity provision. If the Company elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Company and satisfactory to the Administrator, whose approval shall not be unreasonably withheld. In the event that the Company elects to assume the defense of any suit and retain counsel, the Administrator shall bear the fees and expenses of any additional counsel retained by it. If the Company does not elect to assume the defense of a suit, it will reimburse the Administrator for the reasonable fees and expenses of any counsel retained by the Administrator.

       The Administrator may apply to the Company at any time for instructions and may consult counsel for the Company or its own counsel and with accountants and other experts with respect to any matter arising in connection with the Administrator's duties, and the Administrator shall not be liable or accountable for any action taken or omitted by it in good faith in accordance with such instruction or with the opinion of such counsel, accountants or other experts.

       Also, the Administrator shall be protected in acting upon any document which it reasonably believes to be genuine and to have been signed or presented by the proper person or persons.

       6. ACTIVITIES OF THE ADMINISTRATOR. The services of the Administrator rendered to the Company are not to be deemed to be exclusive. The Administrator is free to render such services to others and to have other businesses and interests. It is understood that directors, officers, employees and Shareholders of the Company are or may be or become interested in the Administrator, as officers, employees or otherwise and that partners, officers and employees of the Administrator and its counsel are or may be or become similarly interested in the Company, and that the Administrator may be or become interested in the Company as a Shareholder or otherwise.


<PAGE 5>


       7. EFFECTIVENESS AND DURATION OF THIS AGREEMENT. This Agreement shall become effective as of August 1, 2003, and shall continue in effect until July 31, 2005 (the "Initial Term"), unless terminated earlier by either party as provided herein. After the Initial Term, this Agreement shall be renewed automatically for successive one-year terms ("Rollover Terms"). This Agreement may be terminated by either party, without penalty, by providing the other party with a written notice of termination at least 60 days' prior to the termination date.

       8. ASSIGNMENT. This Agreement shall not be assignable by either party without the written consent of the other party; provided, however, that the Administrator may, at its expense, subcontract with any entity or person concerning the provision of the services contemplated hereunder subject to the prior approval by the Company's Trustees, which approval shall not be unreasonably withheld. The Administrator shall not, however, be relieved of any of its obligations under this Agreement by the appointment of such subcontractor and provided further, that the Administrator shall be responsible, to the extent provided in Article 5 hereof, for all acts of such subcontractor as if such acts were its own. This Agreement shall be binding upon, and shall inure to the benefit of, the parties hereto and their respective successors and permitted assigns.

       9. AMENDMENTS. This Agreement, or any term thereof, may be changed or waived only by written amendment signed by the party against whom enforcement of such change or waiver is sought.

     10. CERTAIN RECORDS. The Administrator shall maintain customary records in connection with its duties as specified in this Agreement. Any records required to be maintained and preserved pursuant to Rules 31a-1 and 31a-2 under the 1940 Act which are prepared or maintained by the Administrator on behalf of the Company shall be prepared and maintained at the expense of the Administrator, but shall be the property of the Company and will be made available to or surrendered promptly to the Company on request.

       In case of any request or demand for the inspection of such records by another party, the Administrator shall notify the Company and follow the Company's instructions as to permitting or refusing such inspection; provided that the Administrator may exhibit such records to any person in any case where it is advised by its counsel that it may be held liable for failure to do so, unless (in cases involving potential exposure only to civil liability) the Company has agreed to indemnify the Administrator against such liability.

      11. DEFINITIONS OF CERTAIN TERMS. The terms "interested person" and "affiliated person," when used in this Agreement, shall have the respective meanings specified in the 1940 Act and the rules and regulations thereunder, subject to such exemptions as may be granted by the Securities and Exchange Commission.

      12. NOTICE. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the following addresses: if to the Company, at 211 West Fort Street, Suite 720, Detroit, Michigan 48226, c/o Ambassador Capital Management, LLC; if to the Administrator, at 1776-A South Naperville Road, Suite 101, Wheaton, Illinois


<PAGE 6>


60187; or at such other address as such party may from time to time specify in writing to the other party pursuant to this Section.

       13. GOVERNING  LAW.   This  Agreement  shall be construed in accordance
with the laws of the State of Illinois and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Illinois, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

       14. MULTIPLE ORIGINALS. This Agreement may be executed in two or more counterparts, each of which when so executed shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

       IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement as of the day and year first above written.


                                        AMBASSADOR FUNDS


                                        By: ______________________________
                                        Title: ___________________________



                                        FUND SERVICES GROUP, LLC


                                        By: _______________________________
                                        Title: ____________________________




<PAGE 7>




                                                                 Exhibit (h)(2)


			 TRANSFER AGENT SERVICING AGREEMENT

       THIS AGREEMENT is made and entered into as of August 1, 2003, by and between AMBASSADOR FUNDS, a Delaware statutory trust (the "Trust") and U.S. BANCORP FUND SERVICES, LLC, a Wisconsin limited liability company ("USBFS").

       WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is authorized to issue shares of beneficial interest in separate series, with each such series representing interests in a separate portfolio of securities and other assets;

       WHEREAS, USBFS is, among other things, in the business of administering transfer and dividend disbursing agent functions for the benefit of its customers; and

       WHEREAS, the Trust desires to retain USBFS to provide transfer and dividend disbursing agent services to each series of the Trust listed on Exhibit A hereto (as amended from time to time) (each a "Fund" and, collectively the "Funds").

       NOW, THEREFORE, in consideration of the promises and mutual covenants herein contained, and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties, intending to be legally bound, do hereby agree as follows:

       1.APPOINTMENT OF USBFS AS TRANSFER AGENT. The Trust hereby appoints USBFS as transfer agent of the Trust on the terms and conditions set forth in this Agreement, and USBFS hereby accepts such appointment and agrees to perform the services and duties set forth in this Agreement.

       2.SERVICES  AND  DUTIES  OF  USBFS.   USBFS  shall  perform  all of the
customary services of a transfer agent and dividend disbursing agent for the Funds, and as relevant, agent in connection with accumulation, open account or similar plans (including without limitation any periodic investment plan or periodic withdrawal program), including but not limited to:

            (a) Receive orders for the purchase of shares.

            (b) Process purchase orders with prompt delivery, where appropriate, of payment and supporting documentation to the Trust's custodian, and issue the appropriate number of uncertificated shares with such uncertificated shares being held in the appropriate shareholder account.

            (c) Arrange for issuance of shares obtained through transfers of funds from Fund shareholders' accounts at financial institutions and arrange for the exchange of shares for shares of other eligible investment companies, when permitted by a Fund's current prospectus ("Prospectus").

            (d) Process redemption requests received in good order and, where relevant, deliver appropriate documentation to the Trust's custodian.


<PAGE 1>


            (e) Pay monies upon receipt from the Trust's custodian, where relevant, in accordance with the instructions of redeeming shareholders.

            (f) Process   transfers   of   shares   in  accordance   with   the
       shareholder's instructions.

            (g) Process exchanges between Funds and/or classes of shares of a Fund, both within the same family of funds.

            (h) Prepare and transmit payments for dividends and distributions declared by the Trust with respect to a Fund, after deducting any amount required to be withheld by any applicable laws, rules and regulations and in accordance with shareholder instructions.

            (i) Make changes to shareholder records, including, but not limited to, address changes in plans (e.g., systematic withdrawal, automatic investment, dividend reinvestment).

            (j) Record the issuance of shares of a Fund and maintain, pursuant to Rule 17Ad-10(e) promulgated under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), a record of the total number of shares of a Fund which are authorized, issued and outstanding.

            (k) Prepare shareholder meeting lists and, if applicable, mail, receive and tabulate proxies.

            (l) Mail   shareholder   reports   and  prospectuses   to   current
       shareholders.

            (m) Prepare and file U.S. Treasury Department Forms 1099 and other appropriate information returns required with respect to dividends and distributions for all shareholders.

            (n) Provide shareholder account information upon request and prepare and mail confirmations and statements of account to shareholders for all purchases, redemptions and other confirmable transactions as agreed upon with the Trust.

            (o) Mail requests for shareholders' certifications under penalties of perjury and pay on a timely basis to the appropriate federal authorities any taxes to be withheld on dividends and distributions paid by the Trust, all as required by applicable federal tax laws and regulations.

            (p) Provide a Blue Sky system that will enable the Trust to monitor the total number of shares of each Fund sold in each state. In addition, the Trust or its agent, including USBFS, shall identify to USBFS in writing those transactions and assets to be treated as exempt from the Blue Sky reporting for each state. The responsibility of USBFS for the Trust's Blue Sky state registration status is solely limited to the initial compliance by the Trust and the reporting of such transactions to the Trust or its agent.


<PAGE 2>


            (q) Answer correspondence from shareholders, securities brokers and others relating to USBFS's duties hereunder and such other correspondence as may from time to time be mutually agreed upon between USBFS and the Trust.

            (r) Reimburse a Fund each month for all material losses resulting from "as of" processing errors for which USBFS is responsible in accordance with the "as of" processing guidelines set forth on Exhibit C hereto.

       3. COMPENSATION. USBFS shall be compensated for providing the services set forth in this Agreement in accordance with the fee schedule set forth on Exhibit B hereto (as amended from time to time). The Trust shall pay all fees and reimbursable expenses within thirty (30) calendar days following receipt of a billing notice, except for any fee or expense subject to a good faith dispute. The Trust shall notify USBFS in writing within thirty (30) calendar days following receipt of each invoice if the Trust is disputing any amounts in good faith. The Trust shall settle such disputed amounts within ten (10) calendar days of the day on which the parties agree to the amount to be paid. With the exception of any fee or expense the Trust is disputing in good faith as set forth above, unpaid invoices shall accrue a finance charge of one and one-half percent (1 1/2 %) per month, after the due date. Notwithstanding anything to the contrary, amounts owed by the Trust to USBFS shall only be paid out of assets and property of the particular Fund involved.

       4.  INDEMNIFICATION; LIMITATION OF LIABILITY.

            (a) USBFS shall exercise reasonable care in the performance of its duties under this Agreement. USBFS shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with matters to which this Agreement relates, including losses resulting from mechanical breakdowns or the failure of communication or power supplies beyond USBFS's control, except a loss arising out of or relating to USBFS's refusal or failure to comply with the terms of this Agreement or from bad faith, negligence, or willful misconduct on its part in the performance of its duties under this Agreement. Notwithstanding any other provision of this Agreement, if USBFS has exercised reasonable care in the performance of its duties under this Agreement, the Trust shall indemnify and hold harmless USBFS from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys' fees) which USBFS may sustain or incur or which may be asserted against USBFS by any person arising out of any action taken or omitted to be taken by it in performing the services hereunder, except for any and all claims, demands, losses, expenses, and liabilities arising out of or relating to USBFS's refusal or failure to comply with the terms of this Agreement or from bad faith, negligence or from willful misconduct on its part in performance of its duties under this Agreement, (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to USBFS by any duly authorized officer of the Trust, such duly authorized officer to be included in a list of authorized officers furnished to USBFS and as amended from time to time in writing by resolution of the Board of Trustees of the Trust (the "Board of Trustees" or "Trustees").


<PAGE 3>


             USBFS shall indemnify and hold the Trust harmless from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys' fees) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising out of any action taken or omitted to be taken by USBFS as a result of USBFS's refusal or failure to comply with the terms of this Agreement, its bad faith, negligence, or willful misconduct.

             In the event of a mechanical breakdown or failure of communication or power supplies beyond its control, USBFS shall take all reasonable steps to minimize service interruptions for any period that such interruption continues beyond USBFS's control. USBFS will make every reasonable effort to restore any lost or damaged data and correct any errors resulting from such a breakdown at the expense of USBFS. USBFS agrees that it shall, at all times, have reasonable contingency plans with appropriate parties, making reasonable provision for emergency use of electrical data processing equipment to the extent appropriate equipment is available. Representatives of the Trust shall be entitled to inspect USBFS's premises and operating capabilities at any time during regular business hours of USBFS, upon reasonable notice to USBFS. Notwithstanding the above, USBFS reserves the right to reprocess and correct administrative errors at its own expense.

            (b) In order that the indemnification provisions contained in this section shall apply, it is understood that if in any case the indemnitor may be asked to indemnify or hold the indemnitee harmless, the indemnitor shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the indemnitee will use all reasonable care to notify the indemnitor promptly concerning any situation that presents or appears likely to present the probability of a claim for indemnification. The indemnitor shall have the option to defend the indemnitee against any claim that may be the subject of this indemnification. In the event that the indemnitor so elects, it will so notify the indemnitee and thereupon the indemnitor shall take over complete defense of the claim, and the indemnitee shall in such situation initiate no further legal or other expenses for which it shall seek indemnification under this section. The indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnitor will be asked to indemnify the indemnitee except with the indemnitor's prior written consent.

            (c) USBFS is hereby expressly put on notice of the limitation of shareholder liability as set forth in the Trust's Declaration of Trust and agrees that obligations assumed by the Trust pursuant to this Agreement shall be limited in all cases to the Trust and its assets, and if the liability relates to one or more series, the obligations hereunder shall be limited to the respective assets of such series. USBFS further agrees that it shall not seek satisfaction of any such obligation from the shareholder or any individual shareholder of a series of the Trust, nor from the Trustees or any individual Trustee of the Trust.

      5. PROPRIETARY AND CONFIDENTIAL INFORMATION. USBFS agrees on behalf of itself and its directors, officers, and employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust and prior, present, or potential


<PAGE 4>


shareholders (and clients of said shareholders) and not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where USBFS may be exposed to civil or criminal contempt proceedings for failure to comply after being requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

       Further, USBFS will adhere to the privacy policies adopted by the Trust pursuant to Title V of the Gramm-Leach-Bliley Act, as may be modified from time to time (the "Act"). Notwithstanding the foregoing, USBFS will not share any nonpublic personal information concerning any of the Trust's shareholders with any third party unless specifically directed by the Trust or allowed under one of the exceptions noted under the Act.

       6. ANTI-MONEY LAUNDERING PROGRAM. The Trust acknowledges that it has had an opportunity to review, consider and comment upon the procedures provided by USBFS describing various tools designed to promote the detection and reporting of potential money laundering activity by monitoring certain aspects of shareholder activity (the "Monitoring Procedures") as well as written procedures for verifying a customer's identity (the "Customer Identification Procedures"), together referred to as the "Procedures," and the Trust has determined that the Procedures, as part of the Trust's overall anti-money laundering program, are reasonably designed to prevent the Fund from being used for money laundering or the financing of terrorist activities and to achieve compliance with the applicable provision of the Bank Secrecy Act and the implementing regulations thereunder.

       Based on this determination, the Trust hereby instructs and directs USBFS to implement the Procedures on the Trust's behalf, as such may be amended or revised from time to time. It is contemplated that these Procedures will be amended from time to time by the parties as additional regulations are adopted and/or regulatory guidance is provided relating to the Trust's anti-money laundering responsibilities.

       USBFS agrees to provide to the Trust:

            (a) Prompt written notification of any transaction or combination of transactions that USBFS believes, based on the Procedures, evidence money laundering activity in connection with the Trust or any shareholder of the Fund;

            (b) Prompt written notification of any customer(s) that USBFS reasonably believes, based upon the Procedures, to be engaged in money laundering activity, provided that the Trust agrees not to communicate this information to the customer;

            (c) Any reports received by USBFS from any government agency or applicable industry self-regulatory organization pertaining to USBFS's anti-money laundering monitoring on behalf of the Trust;

            (d) Prompt written notification of any action taken in response to anti-money laundering violations as described in (a), (b) or (c); and


<PAGE 5>


            (e) An annual report of its monitoring and customer identification activities on behalf of the Trust. USBFS shall provide such other reports on the monitoring and customer identification activities conducted at the direction of the Trust as may be agreed to from time to time by USBFS and the Trust.

       The Trust hereby directs, and USBFS acknowledges, that USBFS shall (i) permit federal regulators access to such information and records maintained by USBFS and relating to USBFS's implementation of the Procedures on behalf of the Trust, as they may request, and (ii) permit such federal regulators to inspect USBFS's implementation of the Procedures on behalf of the Trust.


<PAGE 6>


       7. TERM OF AGREEMENT; AMENDMENT. This Agreement shall become effective as of the date first written above and will continue in effect for a period of one year. Subsequent to the initial one-year term, this Agreement may be terminated by either party upon giving ninety (90) days prior written notice to the other party or such shorter period as is mutually agreed upon by the parties. This Agreement may be amended by mutual written consent of the parties.

       8.   DUTIES  IN  THE  EVENT  OF  TERMINATION.  In  the  event  that,  in
connection  with  termination,  a  successor   to  any  of  USBFS's  duties  or
responsibilities hereunder is designated by the Trust by written notice to USBFS, USBFS will promptly, upon such termination and at the expense of the Trust, transfer to such successor all relevant books, records, correspondence, and other data established or maintained by USBFS under this Agreement in a form reasonably acceptable to the Trust (if such form differs from the form in which USBFS has maintained, the Trust shall pay any expenses associated with transferring the data to such form), and will cooperate in the transfer of such duties and responsibilities, including provision for assistance from USBFS's personnel in the establishment of books, records, and other data by such successor.

       9. RECORDS. USBFS shall keep records relating to the services to be performed hereunder in the form and manner, and for such period, as it may deem advisable and is agreeable to the Trust, but not inconsistent with the rules and regulations of appropriate government authorities, in particular, Section 31 of the 1940 Act and the rules thereunder. USBFS agrees that all such records prepared or maintained by USBFS relating to the services to be performed by USBFS hereunder are the property of the Trust and will be preserved, maintained, and made available in accordance with such applicable sections and rules of the 1940 Act and will be promptly surrendered to the Trust on and in accordance with its request. Further, federal examiners shall have access to information and records relating to anti-money laundering activities performed by USBFS hereunder and USBFS consents to any inspection authorized by law or regulation in connection thereof.

     10. GOVERNING LAW. This Agreement shall be construed in accordance with the laws of the State of Wisconsin, without regard to conflicts of law principles. To the extent that the applicable laws of the State of Wisconsin, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control, and nothing herein shall be construed in a manner inconsistent with the 1940 Act or any rule or order of the Securities and Exchange Commission thereunder.

      11. DATA NECESSARY TO PERFORM SERVICES. The Trust or its agent, which may be USBFS, shall furnish to USBFS the data necessary to perform the services described herein at such times and in such form as mutually agreed upon. If USBFS is also acting in another capacity for the Trust, nothing herein shall be deemed to relieve USBFS of any of its obligations in such capacity.

      12.  ASSIGNMENT.   This  Agreement  may  not  be assigned by either party
without the prior written consent of the other party.

      13. NOTICES. Any notice required or permitted to be given by either party to the other shall be in writing and shall be deemed to have been given on the date delivered personally or by


<PAGE 7>


courier service, or three (3) days after sent   by  registered  or  certified
mail, postage prepaid, return receipt requested, or on the date sent and confirmed received by facsimile transmission to the other party's address set forth below:

       Notice to USBFS shall be sent to:

             U.S. Bancorp Fund Services, LLC
             615 East Michigan Street
             Milwaukee, WI 53202

       and notice to the Trust shall be sent to:

             Ambassador Funds
             211 W. Fort Street, Suite 720
             Detroit, MI 48226

       IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by a duly authorized officer on one or more counterparts as of the date first above written.


AMBASSADOR FUNDS                        U.S. BANCORP FUND SERVICES, LLC


By: ___________________________         By: ____________________________
Title: ________________________         Title: _________________________








<PAGE 8>





                                   EXHIBIT A
                                      TO
                      TRANSFER AGENT SERVICING AGREEMENT

                                  FUND NAMES



NAME OF SERIES                                    DATE ADDED

Ambassador Money Market Fund                      August 1, 2003







<PAGE 9>





                                   Exhibit B
                                    to the
                      Transfer Agent Servicing Agreement

                                 Fee Schedule

Shareholder Account Fee (Subject to Minimum)                    Extraordinary services - quoted separately
    NO-LOAD  - $15.00 PER  ACCOUNT
    LOAD FUND - $16.00 PER ACCOUNT                              Conversion Estimate - $1.00-$4.00 per shareholder account, minimum
    DAILY ACCRUAL FUND - $21.00 PER ACCOUNT                     $8,000 per fund (if necessary)

Ambassador Money Market Fund
 1 basis point subject to a minimum annual fee of $28,000

ANNUAL MINIMUM
    $24,000 FIRST NO-LOAD FUND                                             SERVICE CHARGES TO INVESTORS
    $28,000 FIRST LOAD OR DAILY ACCRUAL FUND
    $15,000 EACH ADDITIONAL FUND OR CLASS                       Qualified Plan Fees (Billed to Investors):
                                                                  Annual maintenance fee/acct.  $12.50/acct (cap at $25.00 per SSN)

                                                                  Education IRA                 $ 5.00/acct (cap at $25.00 per SSN)
ACTIVITY CHARGES
    TELEPHONE CALL - $1.00 PER CALL                               Transfer to successor trustee $15.00/transfer
    PER E-MAIL SERVICE - $2.50 PER E-MAIL
    DRAFT CHECK PROCESSING - $1.00 PER DRAFT                      Distribution to participant   $15.00/distribution (Excluding SWPs)
    DAILY VALUATION TRADES - $6.75 PER TRADE
    ACH SHAREHOLDER SERVICES:                                     Refund of excess contribution $15.00/refund
       $125.00 PER MONTH PER FUND GROUP
       $   .50 PER ACH ITEM, SETUP AND/OR CHANGE
       $  5.00 PER CORRECTION, REVERSAL, RETURN ITEM            Additional Shareholder Fees (Billed to Investors):
                                                                  Any outgoing wire transfer  $15.00/wire
PLUS OUT-OF-POCKET EXPENSES, INCLUDING BUT NOT LIMITED TO:        Telephone exchange          $ 5.00/exchange
 TELEPHONE - TOLL-FREE LINES                                      Overnight delivery          $15.00/delivery
 POSTAGE                                                          Return check/ACH fee        $25.00/item
 STATIONERY, ENVELOPES                                            Stop payment                $25.00/stop
 PROGRAMMING, SPECIAL REPORTS                                     Research fee                $5.00/request
 INSURANCE                                                                                    (For requested items
 RECORD RETENTION                                                                             of the second calendar
 MICROFILM/FICHE OF RECORDS                                                                   year [or previous] to request)
 PROXIES, PROXY SERVICES                                                                      (Cap at $25.00)
 ACH FEES
 NSCC CHARGES                                                   Fees are billed monthly.
 ALL OTHER OUT-OF-POCKET EXPENSES







<PAGE 10>





                                   Exhibit C
                                    to the
                      Transfer Agent Servicing Agreement

                            As Of Processing Policy

       USBFS will reimburse each Fund for any net material loss that may exist on the Fund's books and for which USBFS is responsible, at the end of each calendar month. "Net Material Loss" shall be defined as any remaining loss, after netting losses against any gains, which impacts a Fund's net asset value per share by more than 1/2 cent. Gains and losses will be reflected on the Fund's daily share sheet, and the Fund will be reimbursed for any net material loss on a monthly basis. USBFS will reset the as of ledger each calendar month so that any losses which do not exceed the materiality threshold of 1/2 cent will not be carried forward to the next succeeding month. USBFS will notify the advisor to the Fund on the daily share sheet of any losses for which the advisor may be held accountable.




<PAGE 11>



                                                                 Exhibit (h)(3)
                           FUND ACCOUNTING AGREEMENT

       AGREEMENT made as of August 1, 2003, by and between AMBASSADOR FUNDS (the "Company"), a Delaware business trust, having its principal place of business at 211 West Fort Street, Suite 720, Detroit, Michigan 48226, and FUND SERVICES GROUP, LLC ("Fund Accountant"), an Illinois limited liability company and having its principal place of business at 1776-A South Naperville Road, Suite 101, Wheaton, Illinois 60187.

       WHEREAS, the Company desires that Fund Accountant perform certain fund accounting services for each investment portfolio of the Company, all as now or hereafter may be established from time to time (individually referred to herein as the "Fund" and collectively as the "Funds"); and

       WHEREAS, Fund Accountant is willing to perform such services on the terms and conditions set forth in this Agreement.

       NOW, THEREFORE, in consideration of the mutual premises and covenants herein set forth, the parties agree as follows:

       1. SERVICES AS FUND ACCOUNTANT.

            (a) MAINTENANCE OF BOOKS AND RECORDS.   Fund  Accountant  will keep
       and maintain the following books and records of each Fund pursuant to Rule 31a-1 under the Investment Company Act of 1940 (the "Rule"):

                    (i) Journals containing an itemized daily record in detail of all purchases and sales of securities, all receipts and disbursements of cash and all other debits and credits, as required by subsection (b)(1) of the Rule;

                    (ii) General  and  auxiliary ledgers reflecting all  asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, as required by subsection (b)(2)(i) of the Rule;

                    (iii)  Separate ledger  accounts  required  by  subsection
             (b)(2)(ii) and (iii) of the Rule; and

                   (iv) A monthly trial  balance of all ledger accounts (except shareholder accounts) as required by subsection (b)(8) of the Rule.

            (b) PERFORMANCE OF DAILY ACCOUNTING SERVICES. In addition to the maintenance of the books and records specified above, Fund Accountant shall perform the following accounting services daily for each Fund:

                    (i) Calculate the net asset value per share utilizing prices obtained from the sources described in subsection 1(b)(ii) below;


<PAGE 1>


                    (ii) Obtain security prices from independent pricing services, or if such quotes are unavailable, then obtain such prices in accordance with the Company's Pricing Policy then in effect;

                  (iii) Verify  and  reconcile  with  the  Funds' custodian all daily activity, including trade activity;

                   (iv) Compute, as appropriate, each Fund's net income and capital gains, dividend payables, dividend factors, 7-day yields, 7-day effective yields, 30-day yields, and weighted average portfolio maturity;

                    (v) Review daily the net asset value calculation and dividend factor (if any) for each Fund prior to release to shareholders, check and confirm the net asset values and dividend factors for reasonableness and deviations, and distribute net asset values and yields to NASDAQ;

                    (vi) Report  to  the  Company the daily market  pricing  of securities in any money market Funds, with the comparison to the amortized cost basis;

                  (vii) Determine unrealized appreciation  and  depreciation on securities held in variable net asset value Funds;

                  (viii) Amortize premiums and accrete discounts on  securities purchased at a price other than face value, if requested by the Company;

                   (ix) Update fund accounting  system to reflect rate changes, as received from a Fund's investment adviser, on variable interest rate instruments;

                    (x) Post Fund transactions to appropriate categories;

                    (xi) Accrue expenses of each Fund according to instructions received from the Company's Administrator;

                   (xii) Determine the outstanding receivables and payables for all (1) security trades, (2) Fund share transactions and (3) income and expense accounts;

                   (xiii) Provide accounting reports in connection  with  the
             Company's regular annual audit and other audits and examinations by regulatory agencies; and

                   (xiv) Provide such  periodic  reports  as  the parties shall agree upon, as set forth in a separate schedule.

             (c) SPECIAL REPORTS AND SERVICES.

                    (i) Fund Accountant may provide additional  special reports upon the request of the Company or a Fund's investment adviser, which may result in an additional charge, the amount of which shall be agreed upon between the parties.


<PAGE 2>


                   (ii) Fund Accountant may provide such other similar services with respect to a Fund as may be reasonably requested by the Company, which may result in an additional charge, the amount of which shall be agreed upon between the parties.

            (d) ADDITIONAL ACCOUNTING SERVICES.   Fund  Accountant  shall  also
       perform the following additional accounting services for each Fund:

                    (i) Provide monthly a download (and hard copy thereof) of the financial statements described below, upon request of the Company. The download will include the following items:

       .     Statement of Assets and Liabilities,
       .     Statement of Operations,
       .     Statement of Changes in Net Assets, and
       .     Condensed Financial Information;

                   (ii)  Provide accounting information for the following:

                           (A) federal and state income tax returns and federal
                    excise tax returns;

                           (B) the Company's annual and semi-annual reports with the Securities and Exchange Commission ("SEC") on Form N-SAR;

                           (C) the Company's annual, semi-annual  and quarterly
                    (if any) shareholder reports;

                           (D) registration statements on Form N-1A  and  other
                    filings relating to the registration of shares;

                           (E) the Administrator's monitoring of the Company's status as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended;

                           (F) annual audit by the Company's auditors; and

                           (G) examinations performed by the SEC.

       2. SUBCONTRACTING. Fund Accountant may, at its expense, subcontract with any entity or person concerning the provision of the services contemplated hereunder subject to approval by the Company's Board of Trustees, which approval shall not be unreasonably withheld; provided, however, that Fund Accountant shall not be relieved of any of its obligations under this Agreement by the appointment of such subcontractor and provided further, that Fund Accountant shall be responsible, to the extent provided in Section 7 hereof, for all acts of such subcontractor as if such acts were its own.


<PAGE 3>


       3.  COMPENSATION.   The  Company  shall  pay  Fund  Accountant  for  the
services to be provided by Fund Accountant under this Agreement as follows:

       . Minimum fee of $30,000 on the first $200 million of net assets of the Company,
       . 1 basis point (0.01%) on the next $300 million of net assets of the Company, and
       . one-half of a basis point (0.005%) on the net assets of the Company in excess of $500 million.

       4. REIMBURSEMENT OF EXPENSES. In addition to paying Fund Accountant above, the Company agrees to reimburse Fund Accountant for its out-of-pocket expenses in providing services hereunder, including without limitation the following:

             (a)All freight and other delivery and bonding charges incurred by Fund Accountant in delivering materials to and from the Company;

             (b)The cost of obtaining security market quotes pursuant to Section l(b)(ii) above;

             (c)The cost of microfilm or microfiche of records or other materials;

             (d)All systems-related expenses associated with the provision of special reports and services pursuant to Section 1(c) herein;

             (e)Any expenses Fund Accountant shall incur at the written direction of an officer of the Company thereunto duly authorized; and

             (f)Any additional expenses reasonably incurred by Fund Accountant in the performance of its duties and obligations under this Agreement.

      5. EFFECTIVENESS AND DURATION OF THIS AGREEMENT. This Agreement shall become effective as of August 1, 2003, and shall continue in effect until July 31, 2005 (the "Initial Term"), unless terminated earlier by either party as provided herein. After the Initial Term, this Agreement shall be renewed automatically for successive one-year terms ("Rollover Terms"). This Agreement may be terminated by either party, without penalty, by providing the other party with a written notice of termination at least 60 days' prior to the termination date.

       6. STANDARD OF CARE; RELIANCE ON RECORDS AND INSTRUCTIONS; INDEMNIFICATION. Fund Accountant shall use its best efforts to insure the accuracy of all services performed under this Agreement, but shall not be liable to the Company for any action taken or omitted by Fund Accountant in the absence of bad faith, willful misfeasance, negligence or from reckless disregard by it of its obligations and duties. The Company agrees to indemnify and hold harmless Fund Accountant, its employees, agents, directors, officers and nominees from and against any and all claims, demands, actions and suits, whether groundless or otherwise, and from and against any and all judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other reasonable expenses of every nature and character arising out of or in any way relating to Fund Accountant's actions taken or nonactions with respect to the performance of services under this Agreement or based, if applicable, upon reasonable reliance on information, records,


<PAGE 4>


instructions or requests given or made to Fund Accountant by a duly authorized representative of the Company; provided that this indemnification shall not apply to actions or omissions of Fund Accountant in cases of its own bad faith, willful misfeasance, negligence or from reckless disregard by it of its obligations and duties, and further provided that prior to confessing any claim against it which may be the subject of this indemnification, Fund Accountant shall give the Company written notice of and reasonable opportunity to defend against said claim in its own name or in the name of Fund Accountant.

       7. RECORD RETENTION AND CONFIDENTIALITY. Fund Accountant shall keep and maintain on behalf of the Company all books and records which the Company and Fund Accountant is, or may be, required to keep and maintain pursuant to any applicable statutes, rules and regulations, including without limitation Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), relating to the maintenance of books and records in connection with the services to be provided hereunder. Fund Accountant further agrees that all such books and records shall be the property of the Company and to make such books and records available for inspection by the Company or by the Securities and Exchange Commission at reasonable times and otherwise to keep confidential all books and records and other information relative to the Company and its shareholders; except when requested to divulge such information by duly-constituted authorities or court process.

       8. UNCONTROLLABLE EVENTS. Fund Accountant assumes no responsibility hereunder, and shall not be liable, for any damage, loss of data, delay or any other loss whatsoever caused by events beyond its reasonable control; provided that Fund Accountant has taken reasonable measures to prevent or mitigate such losses.

       9. REPORTS. Fund Accountant will furnish to the Company and to its properly authorized auditors, investment advisers, examiners, distributors, dealers, underwriters, salesmen, insurance companies and others designated by the Company in writing, such reports and at such times as are prescribed pursuant to the terms and the conditions of this Agreement to be provided or completed by Fund Accountant, or as subsequently agreed upon by the parties pursuant to an amendment hereto. The Company agrees to examine each such report or copy promptly and will report or cause to be reported any errors or discrepancies therein.

     10. RIGHTS OF OWNERSHIP. All computer programs and procedures developed to perform services required to be provided by Fund Accountant under this Agreement are the property of Fund Accountant. All records and other data except such computer programs and procedures are the exclusive property of the Company and all such other records and data will be furnished to the Company in appropriate form as soon as practicable after termination of this Agreement for any reason.

      11. RETURN OF RECORDS. Fund Accountant may at its option at any time, and shall promptly upon the Company's demand, turn over to the Company and cease to retain files, records and documents created and maintained by Fund Accountant pursuant to this Agreement which are no longer needed by Fund Accountant in the performance of its services or for its legal protection. If not so turned over to the Company, such documents and records will be retained by Fund Accountant for six years from the year of creation. At the end of such six-year period,


<PAGE 5>


such records and documents will be turned over to the Company unless the Company authorizes in writing the destruction of such records and documents.

       12. REPRESENTATIONS OF THE COMPANY. The Company certifies to Fund Accountant that: (1) as of the close of business on the Effective Date, each Fund that is in existence as of the Effective Date has authorized unlimited shares, and (2) this Agreement has been duly authorized by the Company and, when executed and delivered by the Company, will constitute a legal, valid and binding obligation of the Company, enforceable against the Company in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

       13. REPRESENTATIONS OF FUND ACCOUNTANT. Fund Accountant represents and warrants that: (1) the various procedures and systems which Fund Accountant has implemented with regard to safeguarding from loss or damage attributable to fire, theft, or any other cause the records, and other data of the Company and Fund Accountant's records, data, equipment facilities and other property used in the performance of its obligations hereunder are adequate and that it will make such changes therein from time to time as are required for the secure performance of its obligations hereunder, and (2) this Agreement has been duly authorized by Fund Accountant and, when executed and delivered by Fund
Accountant, will constitute a legal, valid and binding obligation of Fund Accountant, enforceable against Fund Accountant in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

       14. INSURANCE. Fund Accountant shall maintain a fidelity bond covering larceny and embezzlement and an insurance policy with respect to directors and officers errors and omissions coverage in amounts that are appropriate in light of its duties and responsibilities hereunder. Fund Accountant shall notify the Company should any of its insurance coverage be canceled or reduced. Such notification shall include the date of change and the reasons therefor. Fund Accountant shall notify the Company of any material claims against it with respect to services performed under this Agreement, whether or not they may be covered by insurance, and shall notify the Company from time to time as may be appropriate of the total outstanding claims made by Fund Accountant under its insurance coverage.

      15. INFORMATION TO BE FURNISHED BY THE COMPANY AND FUNDS. The Company has furnished to Fund Accountant and Fund Accountant acknowledges receipt of the following:

             (a)Copies of the Declaration of Trust of the Company and of any amendments thereto, certified by the proper official of the state in which such document has been filed.

             (b)Copies of the following documents:

                    (i) The Company's Bylaws and any amendments thereto; and

                    (ii) Certified copies of resolutions of the Trustees covering the approval of this Agreement, authorization of a specified officer of the Company


<PAGE 6>


             to execute and deliver this Agreement and authorization for specified officers of the Company to instruct Fund Accountant thereunder.

             (c)A list of all the officers of the Company, together with specimen signatures of those officers who are authorized to instruct Fund Accountant in all matters.

             (d)Two copies of the Prospectuses and Statements of Additional Information for each Fund.

       16. INFORMATION FURNISHED BY FUND ACCOUNTANT.

             (a)Fund Accountant has furnished to the Company and the Company acknowledges receipt of the following:

                    (i) Fund Accountant's Articles of Incorporation; and

                    (ii) Fund Accountant's Bylaws and any amendments thereto.

             (b)Fund Accountant shall, upon request, furnish certified copies of corporate actions covering the following matters:

                    (i) Approval of this Agreement, and authorization of a specified officer of Fund Accountant to execute and deliver this Agreement; and

                    (ii) Authorization  of  Fund  Accountant  to  act  as  fund accountant for the Company and to provide accounting services for the Company.

       17. AMENDMENTS TO DOCUMENTS. The Company shall furnish Fund Accountant written copies of any amendments to, or changes in, any of the items referred to in Section 16 hereof forthwith upon such amendments or changes becoming effective. In addition, the Company agrees that no amendments will be made to the Prospectuses or Statements of Additional Information of the Company which might have the effect of changing the procedures employed by Fund Accountant in providing the services agreed to hereunder or which amendment might affect the duties of Fund Accountant hereunder unless the Company first obtains Fund Accountant's approval of such amendments or changes.

       18. COMPLIANCE WITH LAW. Except for the obligations of Fund Accountant set forth in Section 8 hereof, the Company assumes full responsibility for the preparation, contents and distribution of each prospectus of the Company as to compliance with all applicable requirements of the Securities Act of 1933, as amended (the "Securities Act"), the 1940 Act and any other laws, rules and regulations of governmental authorities having jurisdiction. The Company represents and warrants that no shares of the Company will be offered to the public until the Company's registration statement under the Securities Act and the 1940 Act has been declared or becomes effective.

       19. NOTICES. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the following addresses: if to the Company, at 211


<PAGE 7>


West Fort Street, Suite 720, Detroit, Michigan 48226, c/o Ambassador Capital Management,Inc.; if to Fund Accountant, at 1776-A South Naperville Road, Suite 101, Wheaton, Illinois 60187; or at such other address as such party may from time to time specify in writing to the other party pursuant to this Section.

      20. HEADINGS.   Paragraph  headings  in  this  Agreement are included for
convenience only and are not to be used to construe or interpret this Agreement.

       21. ASSIGNMENT. This Agreement and the rights and duties hereunder shall not be assignable with respect to a Fund by either of the parties hereto except by the specific written consent of the other party. This Agreement shall be binding upon, and shall inure to the benefit of, the parties hereto and their respective successors and permitted assigns.

       22. GOVERNING LAW. This Agreement shall be governed by and provisions shall be construed in accordance with the laws of the State of Illinois.

       IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

                                        AMBASSADOR FUNDS


                                        By: ____________________________
                                        Title: _________________________



                                        FUND SERVICES GROUP, LLC


                                        By: _____________________________
                                        Title: __________________________





<PAGE 8>



								Exhibit (i)



                              DYKEMA GOSSETT PLLC
                            400 Renaissance Center
                            Detroit, Michigan 48243


November 12, 2003

Board of Trustees
Ambassador Funds
211 West Fort Street, Suite 720
Detroit, MI 48226

Gentlemen:

       As counsel for Ambassador Funds, a Delaware business trust (the "Trust"), we have examined the proceedings taken and being taken for the registration by the Trust under the Securities Act of 1933, as amended, of an indefinite number of shares (the "Shares") of beneficial interest, no par value. The Shares have been so requested and the Trust is on this date filing a Post-Effective Amendment to its Registration Statement on Form N-1A (Reg. No. 333-36796)(the "Registration Statement"). We have examined all instruments, documents and records which, in our opinion, were necessary for the purpose of rendering this opinion. Based upon our examination, we are of the opinion that the Shares will be, if and when issued by the Trust in the manner and upon the terms set forth in the Registration Statement, validly authorized and issued, fully paid and non-assessable.

       We hereby consent to the filing of this opinion as an exhibit to the Trust's Registration Statement on Form N-1A, as it may be amended.

Sincerely,

DYKEMA GOSSETT PLLC

/S/ DYKEMA GOSSETT PLLC

PRR/mmh

                                                                   Exhibit (j)



                        CONSENT OF INDEPENDENT AUDITORS


We consent to the references to our firm under the captions "Financial Highlights for Institutional Shares" in the Prospectus and "Independent
Auditors" and "Financial Statements" in the Statement of Additional Information, which are included in Post-Effective Amendment Number 5 to the Registration Statement (Form N-1A, No. 333-36796 of Ambassador Funds and to the use of our report dated September 5, 2003, incorporated by reference therein.

/S/ ERNST & YOUNG LLP

Columbus, Ohio
November 5, 2003